Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	XCel Brands, Inc.
Entity Central Index Key	0001083220
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 8,319,000	$ 3,929,000	$ 2,718,000
Restricted cash		0	175,000
Accounts receivable, net	3,718,000	3,428,000	2,191,000
Inventory	97,000	0
Prepaid expenses	278,000	329,000	401,000
Other current assets		0	85,000
Total current assets	12,412,000	7,686,000	5,570,000
Property and Equipment:
Leasehold improvements, furniture and equipment	1,731,000	1,516,000	1,399,000
Less: accumulated depreciation	581,000	403,000	76,000
Total property and equipment	1,150,000	1,113,000	1,323,000
Other Assets:
Trademarks and other intangibles, net	45,572,000	45,835,000	46,364,000
Goodwill	12,371,000	12,371,000	12,371,000
Deferred finance costs, net	390,000	450,000	591,000
Other assets	375,000	349,000	9,000
Total other assets	58,708,000	59,005,000	59,335,000
Total Assets	72,270,000	67,804,000	66,228,000
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses	1,219,000	1,421,000	878,000
Deferred revenue, net of long-term portion	172,000	221,000	503,000
Other current liabilities	161,000	144,000	66,000
Current portion of installment debt obligation		0	44,000
Current portion of term loan	1,688,000	1,350,000	0
Total current liabilities	3,240,000	3,136,000	1,491,000
Long-Term Liabilities:
Term loan, net of short-term portion		11,229,000	12,344,000
Seller note		6,306,000	5,765,000
Long-term liabilities, less current portion	28,438,000	29,046,000	1,114,000
Contingent obligations - seller		11,466,000	17,765,000
Deferred tax liability	9,251,000	10,177,000	11,105,000
Deferred revenue, net of short-term portion	488,000	480,000	13,000
Other long-term liabilities, less current portion		45,000	13,000
Total long term liabilities	38,177,000	39,703,000	48,119,000
Total Liabilities	41,417,000	42,839,000	49,610,000
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock	10,000	7,000	6,000
Paid-in capital	29,034,000	21,966,000	17,904,000
Retained earnings (deficit)	1,809,000	2,992,000	(1,292,000)
Total stockholders' equity	30,853,000	24,965,000	16,618,000
Total Liabilities and Stockholders' Equity	$ 72,270,000	$ 67,804,000	$ 66,228,000

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	10,168,302	7,339,979	5,810,444
Common stock, shares outstanding	10,168,302	7,339,979	5,810,444

Unaudited Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Revenues
Net licensing revenue	$ 2,885,000	$ 2,456,000	$ 5,788,000	$ 5,050,000	$ 2,616,000	$ 10,872,000	$ 7,911,000
Design and service fee income	289,000	368,000	574,000	654,000	282,000	2,271,000	818,000
Net retail sales	32,000	0	32,000	0
Total revenues	3,206,000	2,824,000	6,394,000	5,704,000	2,898,000	13,143,000	8,729,000
Cost of goods sold	13,000	0	13,000	0
Gross profit	3,193,000	2,824,000	6,381,000	5,704,000
Direct licensing costs					252,000	440,000	0
Net licensing, design and service fee revenue					2,646,000	12,703,000	8,729,000
Operating expenses
Salaries, benefits and employment taxes	1,502,000	1,307,000	3,067,000	2,533,000
Other design and marketing costs	88,000	161,000	286,000	315,000	1,027,000	5,424,000	2,786,000
Other selling, general and administrative expenses	550,000	543,000	1,154,000	1,118,000	1,423,000	7,452,000	1,384,000
Stock-based compensation	2,292,000	1,408,000	2,357,000	1,436,000
Depreciation and amortization	224,000	215,000	441,000	424,000	211,000	856,000	211,000
Total operating expenses	4,656,000	3,634,000	7,305,000	5,826,000	2,661,000	13,732,000	4,381,000
Other expenses (income)
Acquisition and due diligence costs					498,000	0	0
Gain on extinguishment of debt					0	(422,000)	0
Gain on reduction of contingent obligations					0	(6,300,000)	0
Total other expenses (income)					498,000	(6,722,000)	0
Operating income (loss)	(1,463,000)	(810,000)	(924,000)	(122,000)	(513,000)	5,693,000	4,348,000
Interest and finance expense
Interest expense - term loan	273,000	286,000	549,000	572,000	296,000	1,148,000	0
Other interest and finance charges	247,000	259,000	489,000	516,000	250,000	1,027,000	0
Total interest and finance expense	520,000	545,000	1,038,000	1,088,000	546,000	2,175,000	0
Income (loss) before income taxes	(1,983,000)	(1,355,000)	(1,962,000)	(1,210,000)	(1,059,000)	3,518,000	4,348,000
Provision (benefit) for income taxes	(787,000)	(1,000)	(779,000)	(18,000)	(190,000)	(766,000)	175,000
Net income (loss)	$ (1,196,000)	$ (1,354,000)	$ (1,183,000)	$ (1,192,000)	$ (869,000)	$ 4,284,000	$ 4,173,000
Income (loss) per share:
Basic (in dollars per share)					$ (0.15)	$ 0.62
Diluted (in dollars per share)						$ 0.57
Basic and diluted (in dollars per share)	$ (0.13)	$ (0.19)	$ (0.14)	$ (0.19)
Weighted average number of common shares outstanding:
Basic (in shares)					5,770,266	6,936,452
Diluted (in shares)						7,577,561
Basic and diluted (in shares)	9,138,085	6,981,216	8,243,999	6,395,698

Consolidated Statement of Stockholders' Equity (USD $)	Total	Successor [Member]	Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member] Successor [Member]
Balances at Sep. 28, 2011		$ (422,000)	$ 1,000	$ 0	$ (423,000)
Balances (in shares) at Sep. 28, 2011			944,688
Shares of common stock and 1,064 warrants issued on September 29, 2011 in connection with recapitalization transaction		(125,000)	0	(125,000)
Shares of common stock and 1,064 warrants issued on September 29, 2011 in connection with recapitalization transaction (in shares)			186,811
Shares issued to former Chairman in connection with recapitalization transaction		158,000	0	158,000
Shares issued to former Chairman in connection with recapitalization transaction (in shares)			47,132
Shares of common stock and 430,500 warrants issued in a private placement on September 29, 2011		4,305,000	1,000	4,304,000
Shares of common stock and 430,500 warrants issued in a private placement on September 29, 2011 (in shares)			861,000
Shares of common stock issued on September 29, 2011 in connection with purchase of IM Licensing Business		9,215,000	3,000	9,212,000
Shares of common stock issued on September 29, 2011 in connection with purchase of IM Licensing Business (in shares)			2,759,000
Shares of common stock issued on September 29, 2011 for acquisition of Earthbound contract		3,155,000	1,000	3,154,000
Shares of common stock issued on September 29, 2011 for acquisition of Earthbound contract (in shares)			944,688
Warrants issued in connection with Term Loan		1,214,000		1,214,000
Direct costs relating to equity placement		(438,000)		(438,000)
Shares issued to employees and directors in connection with restricted stock grants		57,000	0	57,000
Shares issued to employees and directors in connection with restricted stock grants (in shares)			17,125
Compensation expense in connection with stock options and warrants to directors and management		367,000		367,000
Shares issued on exercise of warrants		1,000	0	1,000
Shares issued on exercise of warrants (in shares)			50,000
Net income (loss)		(869,000)			(869,000)
Balances at Dec. 31, 2011		16,618,000	6,000	17,904,000	(1,292,000)
Balances (in shares) at Dec. 31, 2011			5,810,444
Warrants issued in connection with Term Loan		23,000		23,000
Direct costs relating to equity placement		(2,000)		(2,000)
Shares issued to employees and directors in connection with restricted stock grants		4,635,000	1,000	4,634,000
Shares issued to employees and directors in connection with restricted stock grants (in shares)			1,544,943
Compensation expense in connection with stock options and warrants to directors and management, net of forfeitures		110,000		110,000
Unamortized restricted stock portion		(171,000)		(171,000)
Shares issued on exercise of warrants		1,000	0	1,000
Shares issued on exercise of warrants (in shares)			162,500
Forfeiture of prior stock grants		(2,000)	0	(2,000)
Forfeiture of prior stock grants (in shares)			(875)
Shares issued in connection with settlement of debt		180,000	0	180,000
Shares issued in connection with settlement of debt (in shares)			60,000
Shares repurchased on vesting of restricted stock		(711,000)	0	(711,000)
Shares repurchased on vesting of restricted stock (in shares)			(237,033)
Net income (loss)		4,284,000			4,284,000
Balances at Dec. 31, 2012		$ 24,965,000	$ 7,000	$ 21,966,000	$ 2,992,000
Balances (in shares) at Dec. 31, 2012			7,339,979

Consolidated Statement of Stockholders' Equity (Parenthetical)	3 Months Ended
Dec. 31, 2011
Adjustments To Additional Paid In Capital Warrant Issued Shares	9,800
Equity Issuance, Date	Dec 20, 2011
Recapitalization Transaction [Member]
Adjustments To Additional Paid In Capital Warrant Issued Shares	1,064
Equity Issuance, Date	Sep 29, 2011
Private Placement [Member]
Adjustments To Additional Paid In Capital Warrant Issued Shares	430,500
Equity Issuance, Date	Sep 29, 2011
Purchase of IM Licensing Business [Member]
Equity Issuance, Date	Sep 29, 2011
Acquisition Of Earthbound Contract [Member]
Equity Issuance, Date	Sep 29, 2011

Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Cash flows from operating activities
Net income (loss)	$ (1,183,000)	$ (1,192,000)	$ (869,000)	$ 4,284,000	$ 4,173,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	441,000	424,000	211,000	856,000	211,000
Amortization of deferred finance costs	60,000	62,000	31,000	119,000	0
Stock-based compensation	2,357,000	1,436,000
Stock-based compensation			530,000	4,623,000	0
Stock-based licensing revenue discount				(5,000)
Allowance for doubtful accounts	4,000	0	0	25,000	0
Amortization of seller note discount	289,000	264,000	128,000	579,000	0
Amortization of other imputed interest			26,000	0
Amortization of senior note discount	119,000	117,000	58,000	235,000	0
Deferred income tax benefit	(920,000)	(82,000)	(190,000)	(928,000)	0
Gain on extinguishment of debt			0	(422,000)	0
Gain on reduction of contingent obligations			0	(6,300,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(295,000)	(483,000)	(2,191,000)	(1,262,000)	(183,000)
Prepaid expenses			323,000	(178,000)	220,000
Inventory	(97,000)	0
Other assets	32,000	101,000	(94,000)	84,000	(32,000)
Accounts payable and accrued expenses	(204,000)	88,000	(423,000)	581,000	213,000
Due to affiliates			(164,000)	0
Deferred revenue	(41,000)	184,000	516,000	185,000	(2,270,000)
Other liabilities	21,000	106,000	49,000	115,000	0
Net cash provided by (used in) operating activities	583,000	1,025,000	(2,059,000)	2,591,000	2,332,000
Cash flows from investing activities
Acquisition of Isaac Mizrahi Trademarks and related intangible property, and tangible property and equipment			(10,174,000)
Payment of assumed obligation of Seller			(1,500,000)
Purchase of property and equipment	(215,000)	(91,000)	(142,000)	(117,000)	0
Increase in long-term security deposit	(8,000)	(175,000)	0	(175,000)	0
Reduction of restricted cash for security deposit	0	175,000	(175,000)	175,000	0
Net cash used in investing activities	(223,000)	(91,000)	(11,991,000)	(117,000)	0
Cash flows from financing activities
Proceeds from term loan			13,500,000
Proceeds from issuance of common stock and warrants	5,000,000	0	4,305,000		0
Repayment of long-term debt	(675,000)	0
Proceeds from exercise of warrants			1,000	2,000
Shares repurchased on vesting of restricted stock				(711,000)
Payment of expenses related to equity and recapitalization	(292,000)	(3,000)	(562,000)	(3,000)	0
(Acquisition) reduction deferred finance costs	0	22,000	(472,000)	22,000	0
Repayment of lease obligation	(3,000)	(8,000)	(4,000)	(17,000)	0
Repayment of installment debt obligation				(556,000)
Member distributions			0	0	(2,147,000)
Net cash provided by (used in) financing activities	4,030,000	11,000	16,768,000	(1,263,000)	(2,147,000)
Net increase in cash and cash equivalents	4,390,000	945,000	2,718,000	1,211,000	185,000
Cash and cash equivalents, beginning of period	3,929,000	2,718,000	0	2,718,000	46,000
Cash and cash equivalents, end of period	8,319,000	3,663,000	2,718,000	3,929,000	231,000
Supplemental disclosure of non-cash information
Restricted stock grants to employees and directors	5,403,000	4,635,000		4,635,000
Warrants issued to licensee	0	23,000		23,000
Shares issued in connection with settlement of debt				180,000
Forfeiture of employee stock grants	0	(2,000)		1,000
Retrospective accounting adjustment increasing deferred tax liability and goodwill			1,274,000
Value of common stock issued to Sellers as partial consideration in the acquisition of Isaac Mizrahi Business			9,215,000
Value of common stock issued to Earthbound as partial consideration in the acquisition of Isaac Mizrahi Business			3,155,000
Issuance of Seller Notes as partial consideration in the acquisition of Isaac Mizrahi Business (net of debt discount - see Note 4)			5,637,000
Value of Warrants to purchase 364,428 of common stock for $.01 per share issued to Noteholders			1,214,000
Contingent equity pay-out relating to acquisition of Isaac Mizrahi Business			15,000,000
Contingent obligations relating to acquisition of Isaac Mizrahi Business			2,765,000
Assumed Other Long Term liabilities as partial consideration of the Isaac Mizrahi Business			1,132,000
Deferred tax liability relating to the net tax effect of the excess book value over tax basis of acquired intangible asset			9,615,000
Deferred tax liability relating to the net tax effect of the Seller Note discount amount			635,000
Value of equipment and software received from Earthbound			71,000
Assumed capitalized lease obligation			24,000
Supplemental disclosure of non-cash information
Cash paid during the period for income taxes	227,000	62,000	0	62,000	0
Cash paid during the period for interest	$ 562,000	$ 606,000	$ 129,000	$ 1,243,000	$ 175,000

Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) (Successor [Member], USD $)	12 Months Ended
Dec. 31, 2012
Successor [Member]
Warrants Issued to Purchase Common Stock (in shares)	364,428
Warrants Exercise Price Per Share (in dollars per share)	$ 0.01

Nature of Operations, Background and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	NATURE OF OPERATIONS, BACKGROUND AND BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management of Xcel Brands, Inc., (“Xcel”, the "Company", “we”, “us”, or “our”), all adjustments (consisting primarily of normal recurring accruals) considered necessary for a fair presentation have been included. The Condensed Consolidated Balance Sheet as of December 31, 2012 has been derived from audited consolidated financial statements. Operating results for the three months (the “Current Quarter”) and six months (the “Current Six Months”) ended June 30, 2013 are not necessarily indicative of the results that may be expected for a full fiscal year.

The Company engages in the design, licensing, marketing and retail sales of the Isaac Mizrahi Brand and certain rights of the Liz Claiborne New York Brand (“LCNY”) with a focus on a variety of product categories.  The Company operates in two segments - (1) design and licensing and (2) retail. Our design and licensing business operates in a “working capital light” business model, licensing the Isaac Mizrahi Brand and LCNY through its wholly-owned subsidiary IM Brands, LLC (“IM Brands”) and generating royalty and design and service fee revenues through licensing and other agreements with wholesale manufacturers, sourcing and design companies, and retailers. Our retail business was launched through its wholly-owned subsidiary IMNY Store #1, LLC in the Current Quarter with the opening of our first retail store in mid-June, located in Southampton, New York.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 (“2012”).

1.	NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION

Xcel Brands, Inc. ("XCel", “we”, “our” or the "Company") engages in the design, licensing, and marketing and promotion of the Isaac Mizrahi brands with a focus on a variety of product categories featuring the “Isaac Mizrahi” brands including the trademarks and brands “Isaac Mizrahi New York”, “Isaac Mizrahi”, “IsaacMizrahiLIVE”, Isaac Mizrahi Jeans, and “M” (collectively, the “IM Trademarks”), and the design, marketing and promotion of the Liz Claiborne New York brand (the “LCNY Brand”) with a focus on a variety of product categories under the LCNY Brand sold exclusively through QVC, Inc. (“QVC”).

On September 29, 2011 (the “Closing Date”), the Company, Xcel Brands, Inc., a privately held Delaware corporation (“Old XCel”), Netfabric Acquisition Corp., a Delaware corporation (“Acquisition Corp.”) and wholly-owned subsidiary of the Company, and certain stockholders of the Company entered into an Agreement of Merger and Plan of Reorganization pursuant to which Acquisition Corp. was merged with and into Old XCel, with Old XCel surviving as a wholly-owned subsidiary of the Company (the “Merger” or “Transaction”). This resulted in the prior owners of Old XCel (the "accounting acquirer") having actual or effective operating control of the Company after the transaction, with the shareholders of NetFabrics (the "legal acquirer") continuing only as passive investors. No goodwill was recognized since Net Fabrics was a Shell Company.

Also in connection with the Merger and related transactions, the Company acquired from IM Ready-Made, LLC (“IM Ready”) (i) the IM Trademarks, (ii) the license agreements related to the IM Trademarks including a license agreement with QVC (the “QVC Agreement”), (iii) design agreements with Fifth & Pacific Companies, Inc. (formerly Liz Claiborne, Inc.)(“FNP”) (the “LCNY Agreement”) and QVC (the “Design Agreement”) to design the LCNY Brand for sale exclusively at QVC and (iv) computers, design software, and other assets related to the licensing and design of the IM Trademarks and the design of the LCNY Brand (together with the IM Trademarks, the LCNY Agreement, the Design Agreement, and all related license agreements the “Isaac Mizrahi Business”). The Transaction was accounted for as a business combination, whereby the purchase price paid to effect the Transaction was allocated to record acquired assets and assumed liabilities at their fair value as of the acquisition date.

As the Company had limited operations prior to the Merger, the Isaac Mizrahi Business was deemed to be the Predecessor of the Company for financial statement presentation purposes. Accordingly, the accompanying financial statements designate periods preceding the Transaction as relating to the Predecessor and all references to periods after September 29, 2011 (the “Transaction Date”) shall be referred to as relating to the Successor.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Trademarks, Goodwill and Other Intangible Assets

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) for Intangibles, Goodwill and Other (“ASC Topic 350”). Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives. No triggering events or indicators of impairment were noted in the Current Six Months.

Under this standard, the Company annually has the option to first assess qualitatively whether it is more likely than not that there is an impairment. The Company completed its annual quantitative assessment of trademarks, goodwill and other intangibles at December 31, 2012 and determined that no impairment charges were required.

Contingent Obligations

Management analyzes and quantifies the expected earn-out payments over the applicable pay-out period.  Management assesses no less frequently than each reporting period the status of contingent obligations and any expected changes in the fair market value of such contingent obligations.  Any change in the expected obligation will result in expense or income recognized in the period in which it is determined fair market value of the carrying value has changed. There was no change in the contingent obligation for the Current Six Months.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Fair Value

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. We have contingent obligations that are required to be measured at fair value on a recurring basis. Our contingent obligations were measured using inputs from Level 3 of the fair value hierarchy, which states:

Level 3 – unobservable inputs that reflect our assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (See Note 5) is based upon future net royalty revenues.

Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company has no unrecognized tax benefits as of June 30, 2013 and December 31, 2012. The Company’s U.S. Federal and state and local income tax returns are closed prior to fiscal year 2009 and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

If applicable, the Company would recognize interest and penalties associated with tax matters as part of the income tax provision, and include accrued interest and penalties with accrued expenses in the condensed consolidated balance sheets.

Revenue Recognition

Licensing revenue is generated from licenses and is based on reported sales of licensed products bearing our trademarks, at royalty rates specified in the license agreements. These agreements are also subject to contractual minimum levels.

Design and service fees are recorded and recognized in accordance with the terms and conditions of each service contract, including the Company meeting its obligations and providing the relevant services under each contract.  Generally, we record on a straight line basis, each base fee as stated in each service agreement for the covered period and, if applicable, we recognize additional payments received that relate to a future period as deferred revenue, until service is provided or revenue is otherwise earned.

We recognize revenue from our retail store upon sale of our products to retail consumers, net of estimated returns.

Accounts Receivable

Accounts receivable represent amounts that are due to the Company by its licensees and other operating account debtors in the normal course of business. As of June 30, 2013 the Company has $3,718,000 of accounts receivable, net of allowance for doubtful accounts of $29,000. As of December 31, 2012 the Company had $3,428,000 of accounts receivable, net of allowance for doubtful accounts of $25,000. The accounts receivable balance includes $1,147,000 and $699,000 of earned revenue that has been accrued but not billed as of June 30, 2013 and December 31, 2012, respectively.

Inventory

Inventories are stated at the lower of cost or market using the first in first out (“FIFO”) method. All inventory consists of finished goods and is located at the retail store location. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs, write-offs and shrinkage are charged to cost of goods sold. In the Current Six Months, the Company experienced shrinkage of $4,000.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 - Stock Compensation, by recognizing the fair value of stock-based compensation in the unaudited condensed consolidated statements of operations. Stock-based compensation can include stock options and restricted stock grants.

Stock Options - The fair value of the Company’s stock option awards are estimated using the Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.

Restricted Stock - Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the grant date and the date any restrictions lapse. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

The calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based compensation is amortized over the service period of the awards.

Earnings (loss) per Share

Basic earnings (loss) per share excludes dilution and is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock, except when there is a net loss, in which case basic and diluted weighted average common shares shall be the same.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Xcel Brands, Inc. and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the Securities and Exchange Commission’s (the “SEC”) accounting rules under Regulation S-X. All material intercompany accounts and transactions have been eliminated in consolidation.

Presentation of Predecessor Financial Statements

The financial statements covered by the Predecessor have been prepared for the purpose of complying with the rules and regulations of the U.S. Securities and Exchange Commission. The Isaac Mizrahi Business operated by the Predecessor prior to the Merger (the “Licensing Business”) is not a separate legal entity, thus the financial statements of the Licensing Business are not necessarily indicative of the results of operations that would have occurred if the Licensing Business had been operated as a separate legal entity.

All of the allocations and estimates in the accompanying Predecessor financial statements are based on assumptions that IM Ready and XCel management (collectively “predecessor management”) believe are reasonable, and reasonably approximate the historical costs that the Licensing Business would have incurred as a separate entity. However, these allocations and estimates are not necessarily indicative of the costs and expenses that would have resulted if the Licensing Business had been operated as a separate entity. The allocation of expenses were made to comply with the guidance provided by Staff Accounting Bulletin Topic 1B1, “Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of another Entity”.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Cash and Cash Equivalents
The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities, the carrying amounts approximate fair value due to the short-term maturities of these instruments. The carrying value of the debt approximates fair value because the fixed interest rate approximates market rate.

Fair Value

The Financial Standards Accounting Board’s accounting standard codification (“ASC”) Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. We have contingent obligations that are required to be measured at fair value on a recurring basis. Our contingent obligations were measured using inputs from level 3 of the fair value hierarchy, which states:

Level 3 – unobservable inputs that reflect our assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (detailed in Note 5, Debt) is based upon projected revenues as defined in the Transaction agreements.

Accounts Receivable

Accounts receivable represent amounts that are due to the Company by its licensees and other operating account debtors in the normal course of business. As of December 31, 2012 the Company has $3,428,000 of accounts receivables, net of allowance for doubtful accounts of $25,000, which is deemed sufficient by Management. As of December 31, 2011 the Company had $2,191,000 of accounts receivable, net of allowance for doubtful accounts of $0, of which the entire amount was collected during 2012. The accounts receivable balance includes $699,000 and $377,000 of earned revenue that has been accrued but not billed as of December 31, 2012 and December 31, 2011, respectively.

Property and Equipment

Furniture, equipment and software are recorded at cost and depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.

Trademarks, Goodwill and Other Intangible Assets

The Company follows ASC Topic 350 for Intangibles, Goodwill, and Other. Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives of four years.

Under this standard, the Company annually has the option to first assess qualitatively whether it is more likely than not that there is an impairment. The Company completed its annual qualitative assessment and a separate quantitative analysis of its trademarks, other intangibles and goodwill at December 31, 2012 and determined that no further analysis or impairment charges were required.

Deferred Finance Costs

Costs incurred in connection with debt issued is deferred and amortized as interest expense over the term of the related debt using the effective interest method. The amortization expense is included in interest expense in the consolidated statements of operations.

Contingent Obligations

Management continues to analyze and quantify the expected earn-out payments over the applicable pay-out period. Management will assess no less frequently than each reporting period the fair value of contingent obligations. Any change in the expected obligation will result in an expense or income recognized in the period in which it is determined the fair market value of the obligation has changed.

Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 Accounting for Income Taxes clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company has no unrecognized tax benefits as of December 31, 2012 and December 31, 2011. The Company’s U.S. Federal, state and local income tax returns are closed prior to fiscal year 2009 and management continually evaluates expiring statues of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

If applicable, the Company would recognize interest and penalties associated with tax matters as part of the income tax provision, and include accrued interest and penalties with accrued expenses in the consolidated balance sheets.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of a sale arrangement exists, delivery has occurred and services have been rendered, the sales price is fixed and determinable, and collectability is reasonable assured. The Company has two types of revenues: (i) royalties based on the sale of products by its licensees or other contractual partners, and (ii) design and service fees based on services provided. Revenues from royalties are recognized when earned, which includes guaranteed minimum royalties, if any, and additional revenues based on a percentage of sales by our licensees or other contractual partners for each period as defined in each license agreement. Royalties exceeding the guaranteed minimum amounts are recognized as income during the period that corresponds to the licensee’s or partner’s sales.

Design and service fees are recorded and recognized in accordance with the terms and conditions of each design fee contract, including the Company meeting its obligations and providing the relevant services under each contract. Generally, we record on a straight line basis each base fee as stated in each design fee service agreement for the covered period and, if applicable, we recognize additional payments received that are related to a future period as deferred revenue, until service is provided or revenue is earned.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. We limit our credit risk with respect to cash by maintaining cash balances with quality financial institutions. At times our cash and cash equivalents may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are minimal due to the limited amount of outstanding receivables and due to the nature of our royalty revenues. Generally, we do not require collateral or other security to support accounts receivables.

Significant Contracts

QVC Agreement

Pursuant to the QVC Agreement, the Company designs, and QVC sources and sells, various products under the “IsaacMizrahiLIVE” brand. The IsaacMizrahiLIVE licensing program launched on QVC in 2010, and includes the sale of products across various categories including apparel, footwear, handbags, accessories, kitchen, soft home, and food through QVC’s television media and related internet sites primarily in the United States. The initial term of the QVC Agreement continues through September 30, 2015, and renews automatically for successive one-year periods unless terminated by either party. Under the QVC Agreement, QVC pays the Company fees based primarily on a percentage of QVC's net sales of Isaac Mizrahi branded merchandise. The QVC Agreement also requires that the Company pay to QVC (and/or IM Ready as assignee from QVC), a percentage of the Company’s net royalty revenue from its other licenses related to the IM Brands. Revenues from QVC were approximately $7.7 million for the year ended December 31 2012, representing 59% of the Company’s total revenues. QVC revenues were approximately $1.9 million and $5.4 million for the period from September 29, 2011 to December 31, 2011 (the Successor period) and for the period from January 1, 2011 to September 28, 2011 (the Predecessor periods), respectively, which represents 67% and 62% of total revenues for the Isaac Mizrahi Business, respectively. As of December 31, 2012 and December 31, 2011, the Company had a receivable from QVC in the amount of $1.9 million and $1.8 million representing 55% and 82% of the Company’s account receivable, respectively.

LCNY Agreement

In connection with the acquisition of the Isaac Mizrahi Business, the Company assumed and entered into an amended and restated agreement with FNP dated September 29, 2011, which was amended on January 25, 2013 (collectively the “LCNY Agreement”). Pursuant to the LCNY Agreement, the Company provides design services to FNP for the “Liz Claiborne New York” brand, which is sold exclusively through QVC. The initial term of the LCNY Agreement continues through July 31, 2013, after which there is an initial renewal term through July 31, 2016, followed by four one-year renewal terms through July 31, 2020, unless otherwise terminated based on the terms of the FNP License Agreement. Under the LCNY Agreement, FNP pays the Company royalties based on a percentage of royalties FNP receives from QVC under a separate license agreement between FNP and QVC (the “FNP License Agreement”). Revenues under the LCNY Agreement totaled approximately $1.7 million for the year ended December 31, 2012, representing approximately 13% of the Company’s total revenues. For the period from September 29, 2011 to December 31, 2011 and the period from January 1, 2011 to September 28, 2011 revenues under the LCNY Agreement totaled approximately $0.4 million and $2.5 million, respectively, representing 13% and 28% of the Company’s total revenues, respectively. The revenues during the Predecessor period includes amortized revenue of $1.7 million for the period from January 1, 2011 to September 28, 2011 that relates to a one-time fee of $9,000,000 that the Predecessor received from FNP in 2009, which was recorded as a deferred royalty payment by the Predecessor. As of December 31, 2012 and December 31, 2011, the Company had a receivable from FNP relating to revenues earned by the Company but not yet due from FNP in the amount of $0.7 million and $0.4 million representing 20% and 18% of the Company’s receivables, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Stock Compensation, by recognizing the fair value of stock-based compensation in the consolidated statement of operations. Stock-based compensation can include stock options and restricted stock grants.

Stock Options - The fair value of the Company’s stock option awards are estimated using the Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award (The calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period). The fair value of stock options is amortized over the service period of the awards.

Restricted Stock - Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the grant date and the date any restrictions lapse. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Advertising Costs

All costs associated with production for the Company’s advertising campaigns are expensed during the periods when the activities take place. All other advertising costs such as print and online media are expensed when the advertisement occurs. The Company incurred no advertising costs for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011, respectively.

Operating Leases
Total rent payments under operating leases that include scheduled payment increases and rent holidays are amortized on a straight-line basis over the term of the lease. Landlord allowances are amortized by the straight-line method over the term of the lease as a reduction of rent expense.

Earnings per Share

Basic earnings per share excludes dilution and is computed by dividing net income (or loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock.

Segment Reporting

The Company operates in one segment.

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The standard applies to all public, private, and not-for-profit organizations. The amendments in this update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company did early adopt. The adoption of ASU No. 2012-02 did not have a material impact on the Company’s results of operations or the Company’s consolidated financial position.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Trademarks, Goodwill and Other Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
3. Trademarks, Goodwill and Other Intangibles

Trademarks and other intangibles, net consist of the following:

	June 30, 2013	December 31, 2012
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(928,000)	(665,000)
Net carrying amount	$45,572,000	$45,835,000

Amortization expense for intangible assets for both the Current Quarter and the quarter ended June 30, 2012 (the “Prior Year Quarter”) was $132,000. Amortization expense for intangible assets for the Current Six Months and the six months ended June 30, 2012 (the “Prior Year Six Months”) was $263,000 and $264,000, respectively. The trademarks of the Isaac Mizrahi Brand and related goodwill have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's unaudited consolidated statements of operations.

The Company has $12,371,000 of goodwill that represents the excess of the purchase price over the fair value of net assets acquired accounted for under the acquisition method of accounting relating to the acquisition of the Isaac Mizrahi Business. There was no change in goodwill during the Current Six Months.

3. Trademarks, Goodwill and Other Intangibles

Trademarks, and other intangibles, net consist of the following:

	December 31, 2012	December 31, 2011
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(665,000)	(136,000)
Net carrying amount	$45,835,000	$46,364,000

The following table presents amortization expense for Licensing Agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2013	$806,000	$529,000
December 31, 2014	277,000	529,000
December 31, 2015	-	277,000

Amortization expense for intangible assets for the year ended December 31, 2012 and the period from September 29, 2011 to December 31, 2011 is $529,000 and $136,000, respectively. Amortization expense for the Predecessor Periods was nil. The IM Trademarks and related goodwill have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's consolidated statements of operations.

In connection with the Company’s acquisition of the Isaac Mizrahi Business, the Company recognized $12,371,000 of goodwill that represents the excess of the purchase price over the fair value of net assets acquired accounted for under the acquisition method of accounting. There was no change in goodwill during 2012.

Acquisition of the Isaac Mizrahi Business	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4. Acquisition of the Isaac Mizrahi Business

On May 19, 2011, Xcel Brands, Inc. entered into an asset purchase agreement, as amended (the “Purchase Agreement”), with IM Ready, Isaac Mizrahi and Marisa Gardini, pursuant to which the Buyers acquired certain assets of IM Ready, including (i) the “Isaac Mizrahi” brands (including the trademarks and brands “Isaac Mizrahi New York”, “Isaac Mizrahi”, “IsaacMizrahiLIVE” and “M”) (collectively, the “IM Trademarks”), (ii) the license agreements between IM Ready and certain third parties related to the IM Trademarks including the QVC Agreement (together with the IM Trademarks, the “Isaac Mizrahi Business”), (iii) design agreements with FNP (the LCNY Agreement) and QVC (the Design Agreement) to design the “Liz Claiborne New York” brand for sale exclusively at QVC, (iv) computers, design software, and assumption of the operating lease and the related leasehold improvements related to the licensing and design of the IM Trademarks and the design of the Liz Claiborne New York brand and (v) proprietary designs and design process, trade dress, trade names, personal names, images and likenesses, product configuration, corporate names, logos, insignias and slogans and internet domain names, internet websites, and URL’s internet and phone applications and systems. The parties consummated the asset purchase contemplated by the Purchase Agreement on September 29, 2011.

Pursuant to an agreement between IM Ready and Earthbound, a design and licensing company (the “Earthbound Agreement”), Earthbound had certain rights related to the IM Trademarks and provided certain design services for IM Ready. In connection with the consummation of the acquisition by the Company of the Isaac Mizrahi Business, XCel and Earthbound entered into a contribution agreement (the “Contribution Agreement”) pursuant to which, on the Closing Date, Earthbound contributed to the Company (i) the Earthbound Agreement and (ii) certain assets relating to the operation of the Isaac Mizrahi Business in exchange for 944,688 shares of Common Stock and also purchased one (1) Unit in the Offering (as defined in Note 6 below). The closing of the acquisition of the Isaac Mizrahi Business and Earthbound Assets occurred in conjunction with the consummation of the Merger, after which the Company terminated the Earthbound Agreement. Earthbound contributed to the Company, the Earthbound Agreement and certain assets in exchange for 944,688 shares of the Company’s Common Stock valued at $3,155,000 based on the Effective Share Purchase Price.

Pursuant to the Purchase Agreement, at the closing, the Company delivered (i) to IM Ready (a) $9,674,000 in cash, (b) a promissory note (the “Seller Note”) in the principal amount of $7,377,000 and (c) 2,759,000 shares of common stock of the Company (the “IM Ready Stock Consideration”), and (ii) to an escrow agent $500,000 that the escrow agent paid to IM Ready upon resolution of certain obligations of IM Ready and Mizrahi (together, the “Closing Consideration”). The Company also pre-paid $123,000 of interest on the Seller Note on the Closing Date and registered 1,200,000 of the shares of the IM Ready Stock Consideration in the registration statement which the Company filed with the Securities and Exchange Commission on June 27, 2012

XCel was deemed to be the accounting acquirer of the Isaac Mizrahi Business based on various qualitative and quantitative factors including:
a.	Management of XCel accounts for substantially all of the management of the combined entities. The CEO, CFO, COO and Secretary all continue in the combined entity.
b.	Seven members compose the board of directors. All members were selected by XCel, including one director who was a principal of IM Ready and director who was a principal of Earthbound.
c.
IM Ready granted a proxy to the Company’s board of directors to vote its stock in accordance with the recommendation of the board of directors and Robert W. D’Loren, who was Chairman of the board of directors of XCel and has been designated by the Company’s board of directors to exercise such proxy.

d.	XCel management as a group makes up the largest minority voting group. There is no majority stockholder.

The Company accounts for purchase of the Isaac Mizrahi Business using the acquisition method of accounting. In accordance with ASC 805, Business Combinations, the total purchase consideration is allocated to certain net tangible and identifiable intangible assets acquired, and liabilities assumed, based on their estimated fair values as of September 29, 2011.

The purchase price for the acquisition is being allocated as follows:

Components of purchase price:

Cash paid at closing	$9,674,000
Cash deposited with escrow agent	500,000
3,703,688 shares of common stock of the Company valued at $3.34 per share	12,370,000
Seller Note	7,377,000
Seller Note discount (See Note 5, Debt)	(1,740,000)
Contingent obligations – Due to Seller	17,766,000
Long term installment obligation (Earthbound) (See Note 5, Debt)	1,132,000
Seller Licensee obligation assumed and paid at closing	1,500,000
Total purchase price	$48,579,000

Allocation of purchase price:

Trademark and other related intangible assets	$46,500,000
Goodwill	12,371,000
Property, furniture and equipment	1,233,000
Deferred tax liability	(11,525,000)
Total assets acquired	$48,579,000

Intangible assets were valued using an income approach which capitalizes the anticipated income from the related intangible assets.. The trademarks acquired are considered to have an indefinite life and are not subject to amortization. Value allocated to contracts is amortized on a straight line basis over the estimated remaining life of the contracts.

In connection with the Company’s acquisition of the Isaac Mizrahi Business, the consolidated balance sheet as of December 31, 2011 has been recast to include retrospective purchase accounting adjustments. The purchase accounting adjustments pertain to measurement period adjustments based on the final computation of the tax basis of the assets acquired by the Company related to the Isaac Mizrahi Business, as well as a change in the allocation of revenues among state and local tax jurisdictions.

The effect on the consolidated balance sheets at December 31, 2011, as a result of the recast, is an increase to goodwill of $1,274,000 to $12,371,000 and an increase to the deferred tax liability, related to the acquired intangibles of $1,274,000. There is no effect on the consolidated statements of cash flows or the consolidated statements of operations for the year ended December 31, 2012 or the period from September 29, 2011 to December 31, 2011.

In addition to the Closing Consideration and the escrowed funds, IM Ready will be eligible to earn additional shares of Common Stock with a value of up to $7,500,000 (the “Earn-Out Value”) each year for four consecutive years after the Closing Date, with the number of shares to be issued based upon the greater of (i) $4.50 and (ii) average stock price for the last twenty days in such period and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the “Net Royalty Income” targets set forth below during those years. The Earn-Out Value is payable solely in stock. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement. Under the Purchase Agreement, “Net Royalty Income” means booked revenue for the Isaac Mizrahi Business, less the sum of advertising royalties, commissions paid to third parties, payments under royalty sharing or participation agreements, and international withholding (solely to the extent the Buyers are unable to claim a federal tax credit with respect to such international withholding) and other transfer taxes, in each case to the extent related to such booked revenue, calculated in accordance with U.S. GAAP; provided, however, that, (i) Net Royalty Income shall not include any deferred revenues recognized during the period for which Net Royalty Income is being calculated for which the Buyers have not received the related payment, and (ii) in the event of the termination of a license agreement with respect to the Isaac Mizrahi Business, the calculation of Net Royalty Income shall not include any revenue accelerated as a result of termination for which termination the Buyers have not received the related payment. The earn-out value was valued at $15,000,000 at the acquisition date of the Isaac Mizrahi Business (the “Earn-Out Obligation”). This amount was based on projected royalties during the Royalty Target Periods and the aggregate amount of earn-out consideration due for each Royalty Target Period. See Note 5, Debt for details on the changes to the Earn-Out Obligation since the Closing Date.

The Royalty Targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period	$16,000,000	$7,500,000
Second Royalty Target Period	$20,000,000	$7,500,000
Third Royalty Target Period	$22,000,000	$7,500,000
Fourth Royalty Target Period	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The QVC Earn-Out payment requires the Company to pay IM Ready $2,765,000, payable in cash or Common Stock, at the Company’s option, contingent upon the Isaac Mizrahi Business receiving aggregate net royalty income of at least $2,500,000 from QVC, Inc. in the twelve-month period ending on the four year anniversary of the Closing Date with such stock based upon the greater of (x) $4.50 and (y) fair market value of the common stock at the time of such issuance (the “QVC Earn-out’). The 4th anniversary from the date of the closing is September 29, 2015. The QVC Agreement current term runs through September 30, 2015. Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement. Management will assess no less frequent than each reporting period the status of this contingent obligation. Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed. Since the Closing date, there has been no change in the QVC Earn-out and the obligation was $2,765,000 as of December 31, 2012 and December 31, 2011.

Pursuant to a lock-up agreement entered into in connection with the Purchase Agreement (“Lock-up Agreement”), IM Ready agreed that during the six (6) months from the Closing Date, in the case of the IM Ready Stock Consideration, or during the twelve (12) months from the date any additional shares are issued to IM Ready pursuant to the Purchase Agreement (collectively, the “Lock-up Shares”), IM Ready may not offer, sell, pledge, hypothecate, grant an option for sale or otherwise dispose of, or transfer or grant any rights with respect to, any of the Lockup Shares, except with respect to up to 1,200,000 of the IM Ready Stock Consideration which the Company agreed to include in the Registration Statement. With respect to any shares received by IM Ready as consideration under the Purchase Agreement, other than as IM Ready Stock Consideration, upon the expiration of the initial 12-month period, the lock-up restrictions on transfer shall lapse with respect to 25% of the Lockup Shares. Additionally, on the first day of each of the next three quarters, the restrictions on transfer shall lapse with respect to an additional 25% of the Lockup Shares.

The following unaudited pro-forma information presents a summary of the Company’s consolidated results of operations as if the acquisition of the Isaac Mizrahi Business and the related financing had occurred on January 1, 2011. These pro-forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have occurred on January 1, 2011, or which may result in the future.

(Unaudited)
Year Ended December 31, 2011
Total Revenues	$11,375,000

Net Income	$1,082,000

Weighted average number of common shares outstanding
Basic	5,750,259
Diluted	6,546,252
Basic earnings per common share	$0.19
Diluted earnings per common share	$0.17

Significant Contracts	6 Months Ended
Jun. 30, 2013
Significant Contracts [Abstract]
Significant Contracts [Text Block]
 4.  Significant Contracts

QVC Agreement

In connection with the Company’s agreement with QVC, Inc. (“QVC”), QVC is required to pay fees based primarily on a percentage of its net sales of Isaac Mizrahi branded merchandise. QVC royalty revenue represents a significant portion of the Company’s total revenues. Royalties from QVC totaled $1,992,000 and $1,900,000 for the Current Quarter and the Prior Year Quarter, respectively, representing 62% and 67% of the Company’s total revenues, respectively. Royalties from QVC totaled $3,984,000 and $3,800,000 for the Current Six Months and the Prior Year Six Months, respectively, representing 62% and 67% of the Company’s total revenues, respectively. As of June 30, 2013 and December 31, 2012, the Company had a receivable from QVC for each period in the amount of $1,901,000, representing 51% and 55% of the Company’s receivables, respectively.

LCNY Agreement

In connection with the Company’s agreement with Fifth & Pacific Companies, Inc. (formerly Liz Claiborne, Inc.) (“FNP”) (the “LCNY Agreement”) FNP is required to pay the Company royalties based primarily on a percentage of royalties FNP receives from QVC under a separate license agreement between FNP and QVC. Revenues from the LCNY Agreement totaled $500,000 and $375,000 for the Current Quarter and the Prior Year Quarter, respectively, representing 16% and 13% of the Company’s total revenues, respectively. Revenues from the LCNY Agreement totaled $1,000,000 and $750,000 for the Current Six Months and the Prior Year Six Months, respectively, representing 16% and 13% of the Company’s total revenues, respectively. As of June 30, 2013 and December 31, 2012, the Company had a receivable from FNP in the amount of $1,397,000 and $699,000, representing 38% and 20% of the Company’s receivables, respectively.

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
5.  Debt

The Company’s net carrying amount of debt is comprised of the following:

	June 30, 2013	December 31, 2012
Term Loan	$12,023,000	$12,579,000
Seller Note	6,595,000	6,306,000
Contingent obligation – Seller	11,466,000	11,466,000
Other long term liabilities	42,000	45,000
Total	30,126,000	30,396,000
Current portion	1,688,000	1,350,000
Total long term liabilities	$28,438,000	$29,046,000

Term Loan

On September 29, 2011 (the “Closing Date”), IM Brands, a wholly-owned subsidiary of the Company, entered into a five-year senior secured facility (the “Loan”) with MidMarket Capital Partners, LLC (“MidMarket”) and Noteholders in the aggregate principal amount of $13,500,000. The Loan is secured by all of the assets of IM Brands and the Company’s membership interests in IM Brands.

The principal amount of the Loan is payable quarterly as follows: 2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.
 The interest rate on the Loan was a fixed rate of 8.5%, payable in cash.

Optional Prepayment.  IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment: (See Note 11, Subsequent Events)

Period	Applicable Premium
Prior to September 29, 2013	2%
Prior to September 29, 2014	1%
On or After September 29, 2014	0%

Mandatory Prepayments.     IM Brands is required to prepay the Loan under the following conditions:  (1) if certain indebtedness is incurred by the Company; (2) if IM Brands undertakes certain asset sales or sales of capital stock, with limited exceptions; or (3) if there is a payment of the benefits of a life insurance policy for Isaac Mizrahi held by the Company. On June 5, 2013, the Company issued common stock (See Note 6, Stockholders’ Equity) in excess of the limitations imposed by item (2). MidMarket waived the prepayment requirement.

Loan Redemption. On August 1, 2013 the Loan was paid in full (See Note 11, Subsequent Events).

Excess Cash Flow Sweep.     In addition to the Mandatory Prepayments described above, if for any fiscal year ending on or subsequent to December 31, 2012, there is excess cash flow (as defined in the Loan agreements) for such year, then on the payment date following the end of such year, IM Brands is required to make a principal payment on the Loan equal to the lesser of (i) 50% of the excess cash flow or (ii) the positive result of the unencumbered cash and cash equivalents of the Company minus the greater of (x) the Excess Liquidity required to be maintained by IM Brands and (y) $3,000,000. For the period ended June 30, 2013, there was no Excess Cash Flow Sweep payment due. By virtue of the Loan being satisfied on August 1, 2013 there was no amount for Excess Cash Flow Sweep reflected in current portion of long-term debt on the Company’s June 30, 2013 Condensed Consolidated Balance Sheet.

Lender Warrants.  On September 29, 2011, the Company issued warrants to purchase 364,428 shares of the Company’s Common Stock, valued at $1,214,000 (the “Loan Discount”) to the Noteholders of the Loan. The Company used the Black-Scholes method to determine the value of the Loan Discount and discounted the carrying value of the Loan by this amount, resulting in an initial net loan balance of $12,286,000. The Loan Discount is being amortized over the term of Loan and recorded as other interest and finance charges on the Company’s Unaudited Condensed Consolidated Statements of Operations.  The Loan balance as of June 30, 2013 and December 31, 2012 was $12,023,000 and $12,579,000, net of debt discount of $802,000 and $921,000, respectively.

Financial Covenants. The Company is required to maintain minimum EBITDA, fixed charge ratio, and liquidity covenants, a maximum leverage ratio covenant and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the Loan. As of June 30, 2013, the Company and IM Brands were in full compliance with all of the covenants under the Loan.

Seller Note

On September 29, 2011, as part of the consideration for the purchase of the Isaac Mizrahi Business, the Company issued to IM Ready-Made, LLC (the “Seller”) a promissory note (the “Seller Note”) in the principal amount of $7,377,000.  The stated interest rate of the Seller Note is 0.25%.  Management has determined that this rate was below the Company’s expected borrowing rate, which was estimated at 9.25%.  Therefore, the Company discounted the Seller Note by $1,740,000 using a 9.0% imputed annual interest rate, resulting in an initial value of $5,637,000.  Also on September 29, 2011, the Company prepaid $123,000 of interest on the Seller Note.  The imputed interest amount is being amortized over the term of the Seller Note and recorded as other interest expense on the Company’s Unaudited Condensed Consolidated Statements of Operations. The Seller Note balance at June 30, 2013 and December 31, 2012 was $6,595,000 and $6,306,000, net of debt discount of $782,000 and $1,071,000, respectively.

The Seller Note initially matures three years from the Closing Date (the “Seller Maturity Date”) subject to extension as described below (the date to which the maturity date of the Seller Note is extended is referred to as the “Subsequent Seller Maturity Date”).  The Company has the right to pay the Seller Note at the Seller Maturity Date in cash or, subject to the following conditions, in shares of Common Stock.  If the Company elects to repay the outstanding principal amount of the Seller Note on the Seller Maturity Date by issuing shares of Common Stock, the number of shares issuable will be obtained by dividing the principal amount of the Seller Note then outstanding by the greater of (i) the fair market value of the Common Stock on the Seller Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, the Seller will have the option to extend the maturity of the Seller Note to the Subsequent Seller Maturity Date. If the maturity date of the Seller Note is so extended, the Seller will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Seller Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Seller Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Seller Note outstanding on the Subsequent Seller Maturity Date by the fair market value of the Common Stock on the Seller Maturity Date. In addition, at any time the Seller Note is outstanding, the Company has the right to convert the Seller Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50.

Contingent Obligations

Earn-out obligation
The Seller is eligible to earn additional consideration for the sale of the Isaac Mizrahi Business contingent upon the Isaac Mizrahi Brand achieving net royalty income targets set forth below during the twelve month periods ending September 30, 2013, 2014 and 2015. The Seller was eligible to earn additional consideration for the fiscal year ended September 30, 2012, but did not meet the minimum net royalty income target. This consideration is payable with shares of Common Stock by the greater of (i) the fair market value of the Common Stock for the average stock price for the last twenty days in such period and (ii) $4.50 up to $7,500,000 (the “Earn-Out Value”).  The Seller will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below. The fair value of the percentage of the Earn-Out Value was based primarily on projected future net royalty income related to the Isaac Mizrahi Brand (the “Earn-Out Obligation”). Any future change in the Earn-Out Obligation will result in an expense or income in the period in which it is determined that the fair market value of the carrying value has changed.  The royalty targets and percentage of the potential Earn-Out Value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the Earn-Out Obligation is treated as a liability in the accompanying Condensed Consolidated Balance Sheets because of the variable number of shares payable under the agreement. The Earn-Out Obligation fair value at June 30, 2013 and December 31, 2012 was $8.7 million for period end  and recorded as long term liabilities on the Company’s Condensed Consolidated Balance Sheets. There was no expense or income recognized for the Current Quarter and or the Prior Year Quarter.

QVC Earn-out
The Company is required to pay the Seller $2.766 million, payable in cash or Common Stock, at the Company’s option, contingent upon the Company receiving aggregate net royalty income of at least $2.5 million from QVC for the Isaac Mizrahi Brand in the twelve-month period ending September 30, 2015 with such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-Out”). The current term of the QVC Agreement runs through September 30, 2015.  Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480, the QVC Earn-Out obligation is treated as a liability in the accompanying Condensed Consolidated Balance Sheets because of the variable number of shares payable under the agreement.  Management will assess no less frequently than each reporting period the status of this contingent obligation.  Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed.

The Earn-Out Obligation of $8.7 million and the QVC Earn-Out of $2.766 million, which combined is equal to $11.466 million and represents the total contingent obligation to the Seller as of June 30, 2013 and December 31, 2012 is reported as long term debt on the Company’s Condensed Consolidated Balance Sheets.

5. Debt

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2012	2011
Term Note	$12,579,000	$12,344,000
Seller Note	6,306,000	5,765,000
Installment debt obligation	-	1,158,000
Contingent obligation – due to seller	11,466,000	17,765,000
Total	30,351,000	37,032,000
Current portion	1,350,000	44,000
Total long term liabilities	$29,001,000	$36,988,000

Term Loan

On September 29, 2011, and as amended on November 21, 2012, IM Brands, a wholly-owned subsidiary of the Company, entered into a five year senior secured facility (the “Loan”) with Midmarket Capital Partners, LLC (“MidMarket”) and Noteholders in the aggregate principal amount of $13,500,000. The Loan is secured by all of the assets of IM Brands, LLC and the Company’s membership interests in IM Brands, LLC.

The principal amount of the Loan is payable quarterly as follows: 0% until January 5, 2013, 2.5% each quarter from January 5, 2013 through October 5, 2013; 3.75% each quarter from January 5, 2014 through October 5, 2014; 6.25% each quarter from January 5, 2015 through October 5, 2015; and 12.5% each quarter from January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.

Annual principal obligations are as follows:

Year Ending December 31,
2013	$1,350,000
2014	2,025,000
2015	3,375,000
2016	6,750,000
Total	$13,500,000

The interest rate on the loan is a fixed rate of 8.5%, payable in cash quarterly.

Optional Prepayment. IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment:

Period	Applicable Premium
Prior to September 29, 2013	2%
After September 29, 2013 and prior to September 29, 2014	1%
After September 29, 2014	0%

Mandatory Prepayments. IM Brands is required to prepay the Loan under the following conditions: (1) if certain indebtedness is incurred by the Company; (2) if IM Brands undertakes certain asset sales or sales of capital stock, with limited exceptions; or (3) if there is a payment of the benefits of a life insurance policy for Isaac Mizrahi held by the Company.

Excess Cash Flow Sweep. In addition to the Mandatory Prepayments described above, if for any fiscal year ending on or subsequent to December 31, 2013, there is excess cash flow (as defined in the Loan agreements) for such year, then on the payment date following the end of such year, IM Brands is required to make a principal payment on the Loan equal to the lesser of (i) 50% of the excess cash flow or (ii) the positive result of the unencumbered cash and cash equivalents of the Company minus the greater of (x) the Excess Liquidity as set forth in the financial covenant table below) required to be maintained by IM Brands at such time plus $500,000, and (y) $3,000,000. For the period ended December 31, 2012 and December 31, 2011, there was no Excess Cash Flow Sweep payment due.

Lender Warrants. On September 29, 2011, the Company issued to the Noteholders seven year warrants (the “Lender Warrants”) to purchase 364,428 shares of the Common Stock, representing 5% of the Common Stock outstanding as of the Closing Date on a fully diluted basis. The warrants have an exercise price of $0.01 and contain a cashless exercise provision. The Company granted to the holders of the Lender Warrants piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the Lender Warrants. The carrying value of the Term Loan has been reduced by the market value of the warrants, equal to $3.33 per share. The Company used the Black-Scholes option valuation model method to determine valuation of the warrants. The amount of the original loan discount is $1,214,000, resulting in an initial net Loan balance of $12,286,000. The Loan balance as of December 31, 2012 and December 31, 2011 was $12,579,000 and $12,344,000, respectively, net of loan discount of $921,000 and $1,156,000, respectively.

Financial Covenants. So long as the Loan remains unpaid or unsatisfied, IM Brands shall not, and shall not permit any of its subsidiaries to, directly or indirectly:

1.	Minimum Liquidity . Permit excess liquidity to be less than the amount set forth below during each applicable period set forth below:

Periods	Excess Liquidity
September 29, 2011 through December 31, 2011	$1,500,000
January 1, 2012 through March 31, 2012	$1,750,000
April 1, 2012 through June 30, 2012	$2,250,000
July 1, 2012 through September 30, 2012	$2,750,000
October 1, 2012 through December 31, 2012	$3,000,000
January 1, 2013 through June 30, 2013	$2,500,000
July 1, 2013 through September 30, 2013	$3,250,000
October 1, 2013 through March 31, 2014	$3,500,000
April 1, 2014 through June 30, 2014	$3,750,000
July 1, 2014 and thereafter	$4,000,000

2.	Capital Expenditures . Permit the aggregate amount of capital expenditures to exceed $400,000 (whether or not financed) per year.

3.
Consolidated Fixed Charge Coverage Ratio . Permit the consolidated fixed charge coverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be less than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Minimum Fixed Charge Coverage Ratio
September 30, 2012 and December 31, 2012	1.90 to 1.00
March 31, 2013 and June 30, 2013	1.60 to 1.00
September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014	1.50 to 1.00
December 31, 2014 and March 31, 2015	1.30 to 1.00
June 30, 2015 and thereafter	1.15 to 1.00

4.
Consolidated Total Leverage Ratio . Permit the consolidated total leverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be greater than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Maximum Consolidated Leverage Ratio
September 30, 2012 and December 31, 2012	3.50 to 1.00
March 31, 2013	3.30 to 1.00
June 30, 2013 and September 30, 2013	3.00 to 1.00
December 31, 2013	2.75 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014 and thereafter	2.00 to 1.00

5.
Minimum Consolidated EBITDA . Permit consolidated EBITDA (as defined in the Loan Agreement) as of the end of each of the fiscal quarters ending on the dates set forth for the period of four fiscal quarters ending on such dates below to be less than the amount set forth opposite such quarter in the table below; provided that for the fiscal quarters ended on December 31, 2011, March 31, 2012 and June 30, 2012, such periods shall be one fiscal quarter, two fiscal quarters and three fiscal quarters, respectively:

Fiscal Quarter	Consolidated EBITDA
December 31, 2011	$250,000
March 31, 2012	$1,250,000
June 30, 2012	$2,500,000
September 30, 2012	$4,000,000
December 31, 2012 and March 31, 2013	$4,250,000
June 30, 2013	$4,500,000
September 30, 2013	$4,750,000
December 31, 2013 and thereafter	$5,000,000

6.	Dividend Restrictions . Permit any cash dividends or any other equity distributions.

7.	Restricted Cash Payments . Permit any cash payments for the Seller Note or any contingent earn-out obligations.

As of December 31, 2012, the Company and IM Brands, LLC were in full compliance with all of the covenants under the Loan.

Seller Note

Pursuant to the Purchase Agreement, at the closing, the Company delivered to IM Ready a promissory note (the “Seller Note”) in the principal amount of $7,377,000. The stated interest rate of the Seller Note is 0.25%. Management has determined that this rate is below the Company’s expected borrowing rate, which is 9.25%. Therefore, the Company has discounted the Seller Note by $1,740,000 using a 9.0%, imputed annual interest rate, resulting in an initial value of $5,637,000. In addition, the Company pre-paid $123,000 of interest on the Seller Note on the Closing Date. The discount is amortized into (increases) the basis of the Seller Note over the term of the Seller Note. The Seller Note balance at December 31, 2012 and December 31, 2011 was $6,306,000 and $5,765,000, respectively.

The Seller Note initially matures on September 29, 2014 (the “Maturity Date”) subject to extension as described below (the date to which the maturity date of the Seller Note is extended is referred to as the “Subsequent Maturity Date”). We have the right to pay the Seller Note at the Maturity Date in cash or, subject to the following conditions, in shares of Common Stock. If we elect to repay the outstanding principal amount of the Seller Note on the Maturity Date by issuing shares of Common Stock, the number of shares issuable will be obtained by dividing the principal amount of the Seller Note then outstanding by the greater of (i) the fair market value of the Common Stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50.

Long Term Installment Obligations

As part of the Transaction, the Company assumed an obligation of IM Ready that pays Earthbound a payment of $1,500,000, with such amount payable over the next five years. The five-year obligation was non-interest bearing and the Company discounted the amount of the installment obligation by a 9.25% imputed annual interest rate, resulting in an initial value of $1,132,000.

On November 21, 2012, the Company entered into settlement agreement with Earthbound to satisfy the remaining obligation for $537,500 in cash and 60,000 shares of Common stock, valued on that date at $180,000. The total settlement consideration of $717,000 compared with a carrying value on the date of settlement of $1,139,000 resulted in the recognition of a $422,000 gain on extinguishment of debt in its December 31, 2012 consolidated statement of operations. The balance of the Installment Obligation at December 31, 2012 and December 31, 2011 was $0 and $1.2 million, respectively.

Contingent Obligations

Earn-out obligation

IM Ready is eligible to earn additional shares of Common Stock with a value of up to $7,500,000 (the “Earn-Out Value”) each year for the next three consecutive 12-month periods ending September 30, 2013, 2014 and 2015, with the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving net royalty income targets set forth below during those years. IM Ready was eligible to earn additional shares of Common Stock for the fiscal year ended September 30, 2012, but did not meet the minimum net royalty income target. The Earn-Out Obligation of $8.7 million and $15.0 million are recorded as long term liabilities on the Company’s Consolidated Balance Sheets at December 31, 2012 and December 31, 2011, respectively (the “Earn-Out Obligation”). The $6.3 million reduction was recorded as a gain on reduction of contingent obligations in the Company’s December 31, 2012 consolidated statement of operations. The reduction in the Earn-Out Obligation during the 4th quarter 2012 was based primarily on a revision of projected future net royalty income related to the Isaac Mizrahi brand. Any future change in the Earn-Out Obligation will result in an expense or income in the period in which it is determined fair market value of the carrying value has changed. The royalty targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period (October 1, 2011 to September 30, 2012)	$16,000,000	$7,500,000
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The Earn-Out Value is payable solely in stock. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheet because of the variable number of shares payable under the agreement.

QVC Earn-out

The QVC Earn-Out payment requires the Company to pay IM Ready $2.8 million, payable in cash or Common Stock, at the Company’s option, contingent upon the Isaac Mizrahi Business receiving aggregate net royalty income of at least $2.5 million from QVC in the twelve-month period ending September 30, 2015 with such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-out’). The current term of the QVC Agreement runs through September 30, 2015. Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheet because of the variable number of shares payable under the agreement. Management will assess no less frequently than each reporting period the status of this contingent obligation. Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed.

As of December 31, 2012 the Earn-Out Obligation is $8.7 million and the QVC Earn-Out is $2.8 million, which combined equals $11.5 million and represents the total contingent obligation to IM Ready.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.           Stockholders’ Equity

Private Offering of Equity Securities

On June 5,  2013 in a private offering to an existing shareholder and a director of the Company, each of which is an accredited investor, the Company issued and sold an aggregate of 1,428,573 shares of its common stock (the “Shares”) and Warrants to purchase an aggregate of 312,500 shares of the Company’s common stock for aggregate gross proceeds of $5,000,000 (the “Offering”). The Warrants are exercisable at a price of $5.00 per share, at any time on or prior to June 5,  2018.

In consideration of doing a private offering, we concluded that there is a discounted component to the Offering as compared to the market value of our common stock, primarily due to the limited liquidity in our shares. Based on the Company’s analysis, the Company concluded that such discount was 10% and therefore grossed up the offering price based on the discount, resulting in a fair value of $3.86 per common share.

The fair value for the Warrants was estimated $.12 for each warrant to purchase one share of common stock using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	22%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	2.5 years
Risk-Free Interest Rate	0.39%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

The proceeds of the Offering were accounted for as the par value of the common stock ($.001 per share) issued and the balance ($3.499 per share) as additional paid in-capital, inclusive of the value of the Warrants.

2011 Equity Incentive Plan

The Company’s 2011 Equity Incentive Plan, as amended and restated (the “Plan”) is designed and utilized to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 5,000,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan is administered by the Board, or, at the Board's discretion, a committee of the Board.

On April 17, 2012, the Company issued to management an aggregate of 1,100,000 shares of restricted stock. The vesting date of 1,025,000 shares of restricted stock was November 15, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his or her sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2013, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2014, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, restrictions on 509,488 shares have lapsed and 551,747 and 38,765 restricted shares are scheduled to vest on November 15, 2013 and May 15, 2014, respectively. On November 15, 2012 the Company repurchased 209,623 shares upon vesting of restricted stock in satisfying the grantees’ tax withholding obligation.

Also, on April 17, 2012, the Company issued 50,000 shares of restricted stock to a non-executive employee. The vesting date of the 50,000 shares of restricted stock is November 15, 2013, provided however, the employee has the right to extend the vesting date by nine-month increments in her sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, restrictions on 24,916 shares have lapsed and 25,084 restricted shares are scheduled to vest on November 15, 2013. On November 15, 2012 the Company repurchased 8,540 shares upon vesting of restricted stock in satisfying the grantees’ tax withholding obligation.

On May 1, 2012, the Company granted options to purchase an aggregate of 105,500 shares of Common Stock to non-executive employees of the Company. The exercise price per share of the options is $3.00 per share, and 50% of the options will vest on each of the first and second anniversaries of the grant date. Of these awards, 26,750 options were forfeited in 2012, and reverted to, and are eligible for re-grant under the Plan.

On June 1, 2012, the Company issued to non-management directors 138,335 shares of restricted stock. The vesting date of 138,335 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, restrictions on 70,863 shares have lapsed and 67,472 restricted shares are scheduled to vest on December 1, 2013. On November 15, 2012 the Company repurchased 18,870 shares on vesting of restricted stock in satisfying the grantees’ tax withholding obligation.

On June 1, 2012, the Company issued to management 242,775 shares of restricted stock. The vesting date of 242,775 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, none of these shares have vested and these restricted shares are scheduled to vest on December 1, 2013.

On April 1, 2013, the Company issued to management 1,270,000 shares of restricted stock. The vesting date of 1,075,000 shares of restricted stock is September 30, 2013, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The remaining 195,000 shares of restricted stock will vest evenly over 2 years, whereby 50% shall vest on March 31, 2014 and 50% shall vest on March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the Restricted Shares by 6 months and, thereafter one or more times may further extend such date with respect to all or a portion of the Restricted Shares until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the Restricted Shares prior to such date.

On April 1, 2013, the Company issued to non-management directors 100,000 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on March 31, 2014 and 50% shall vest on March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the Restricted Shares by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the Restricted Shares until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the Restricted Shares prior to such date.

On May 1, 2013, the Company issued to non-executive employees 29,750 shares of restricted stock. The shares of restricted stock will vest evenly over 2 years, whereby 50% shall vest on April 30, 2014 and 50% shall vest on April 30, 2015.

Stock Options and Warrants

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.

The fair value for all options and warrants was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	35-42%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	3 – 5.75 years
Risk-Free Interest Rate	0.42% - 0.98%

The options that the Company granted under its plans expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

Stock Options

A summary of the Company’s stock options for the Current Six Months is as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at January 1, 2013	345,000	$4.54
Granted	-	-
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(125)	-
Outstanding at June 30, 2013	344,875	$4.55
Exercisable at June 30, 2013	214,233	$4.63

Compensation expense related to stock option grants for the Current Quarter and the Prior Year Quarter was $20,000 and $19,000, respectively. Compensation expense related to stock option grants for the Current Six Months and the Prior Year Six Months was $39,000 and $29,000, respectively. Compensation expense related to stock options is reported as stock-based compensation under operating expenses in the Unaudited Condensed Consolidated Statements of Operations.  An additional amount of $44,000 is expected to be expensed over a period of 10 months from July 1, 2013 through April 30, 2014.

The preceding table does not include options to purchase 576 shares of Common Stock for $728 per share issued under the Company’s former equity plan. The Company does not expect to issue any equity awards under this plan.

Warrants

A summary of the Company’s warrants for the Current Six Months is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at January 1, 2013	1,132,043	$2.47
Granted (See private offering of equity securities above)	312,500	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at June 30, 2013 and expected to vest.	1,444,543	$3.01
Exercisable at June 30, 2013	1,394,543	$2.94

Compensation expense related to warrants for the Current Quarter and the Prior Year Quarter was $11,000 and $11,000, respectively. Compensation expense related to warrants for the Current Six Months and the Prior Year Six Months was $22,000 and $22,000, respectively. Compensation expense related to warrants, except those warrants issued to a licensee (see below) is reported as stock-based compensation under operating expenses in the Unaudited Condensed Consolidated Statements of Operations.  An additional amount of $11,000 is expected to be expensed over a period of 3 months from July 1, 2013 through September 30, 2013.

The Company values other warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period.

The Company issued to a licensee warrants to purchase 75,000 shares of common stock with an exercise price of $5.50 per share and a term of 5-years. Compensation expense related to warrants in connection with the licensing agreement is amortized over the 5-year initial term of the license agreement and is recorded as a discount to licensing revenues. The stock-based licensing revenue-discount for the Current Quarter and the Prior Year Quarter was $1,000 and $1,000, respectively.  The stock-based licensing revenue-discount for the Current Six Months and the Prior Year Six Months was $2,000 and $2,000, respectively. An additional amount of $15,000 is expected to be amortized over a period of 39 months from July 1, 2013 through September 30, 2016.

Restricted Stock

Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost, net of projected forfeitures, is recognized over the period between the grant date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized using the treasury method. The restrictions do not affect voting and dividend rights.

A summary of the Company’s restricted stock for the Current Six Months is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2013	964,607	$3.00
Granted	1,399,750	3.86
Canceled	-	-
Vested	(16,868)	3.00
Expired/Forfeited	-	-
Outstanding at June 30, 2013	2,347,489	$3.51

Compensation expense related to restricted stock grants for the Current Quarter and Prior Year Quarter was $2,261,000 and $1,379,000, respectively. Compensation expense related to restricted stock grants for the Current Six Months and Prior Year Six Months was $2,296,000 and $1,386,000, respectively. Compensation expense related to restricted stock grants is reported as stock-based compensation under operating expenses in the Unaudited Condensed Consolidated Statements of Operations.  An additional amount of $2,694,000 is expected to be expensed over the remainder of 2013 and an additional $584,000 expensed over a period of 15 months from January 1, 2014 through March 31, 2015.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At June 30, 2013, there were 1,931,090 common shares available for issuance under the Company’s 2011 Equity Incentive Plan.

Shares Reserved for Issuance

At June 30, 2013, there were 3,721,084 common shares reserved for issuance pursuant to warrants, stock options and availability for issuance under the Company’s 2011 Equity Incentive Plan.

Dividends

The Company has not paid any dividends to date.

6. Stockholders’ Equity

The Merger

Pursuant to the Merger, the Company exchanged all of its outstanding common stock for shares of NetFabrics and issued an aggregate 944,668 shares of Common Stock for each share of the common stock outstanding at the effective time of the Merger.

Also in connection with the Merger and related transactions, as more fully described herein, the Company issued (i) 2,759,000 shares of Common Stock to IM Ready, and 944,688 shares of Common Stock to Earthbound, both in satisfaction of Old XCel’s obligations under an asset purchase agreement with IM Ready and (ii) 47,132 shares of Common Stock to Mr. Stephen J. Cole-Hatchard or his designees, a then-current director of the Company for his continued service as a director of the Company until new directors were appointed to the board of directors of the Company, which appointments were effective on October 17, 2011 and at which point Mr. Cole-Hatchard resigned from the Company’s board of directors.

On September 28, 2011, NetFabrics filed an amendment to its certificate of incorporation and affected a 1 for 520.5479607 reverse stock split such that holders of its Common Stock prior to the Merger held a total of 186,811 shares of Common Stock and options and warrants to purchase 1,064 shares of Common Stock immediately prior to the Merger. After giving effect to the Merger, the Offering (see definition below), the Loan and the transactions related thereto (all as defined and described herein), there were 5,743,319 shares of common stock issued and outstanding as of the Closing Date. All numbers of shares and per share amounts of Common Stock referenced herein are on a post-split basis.

Additionally, 20,000 of the shares of Common Stock held by Beaufort Ventures, PLC, a principal stockholder of the Company prior to the Merger, were held in escrow, which the Company released to Beaufort Ventures, PLC in consideration of satisfying an outstanding tax liability. As additional consideration for the Merger, Old XCel paid $125,000 at the Closing to the then-current counsel of NetFabrics in order to extinguish certain remaining liabilities of the Company immediately preceding the Merger.

Private Placement

Simultaneously with the closing of the Merger, and pursuant to a subscription agreement (the “Subscription Agreement”) between the Company and certain accredited investors (the “Investors”) named in the Subscription Agreement, the Company completed an offering (the “Offering”), raising proceeds of $4,305,000, through the sale of 8.61 units (each, a “Unit,” and collectively, the “Units”), each Unit consisting of One Hundred Thousand (100,000) shares of Common Stock and a Warrant to purchase Fifty Thousand (50,000) shares of Common Stock, at an exercise price of $0.01 per share (the “Warrants” and together with the Common Stock the “Securities”) at a price of $500,000 per Unit. Certain executive officers and their affiliates purchased 4.25 Units in the Offering on the same terms and conditions as other Investors (the “Insider Participation”).

The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on September 29, 2016. If, one (1) year from the date of issuance there is no effective registration statement registering the shares of Common Stock underlying the Warrants, the Warrants will be exercisable on a cashless basis. The exercise price and number of shares of Common Stock to be received upon the exercise of Warrants are subject to adjustment upon the occurrence of certain events, such as stock splits, stock dividends or our recapitalization. In the event of our liquidation, dissolution or winding up, the holders of Warrants will not be entitled to participate in the distribution of our assets. Holders of Warrants do not have voting, pre-emptive, subscription or other rights of stockholders in respect of the Warrants, nor shall holders thereof be entitled to receive dividends.

In connection with the Offering, we issued to the placement agent, for placement agent services and as nominal consideration, five-year warrants (the “Agent Warrants”) to purchase 9,800 shares of Common Stock, exercisable at any time at a price equal to $5.50 per share, valued at approximately $3,000.

Registration Requirements

The Company included 1,200,000 of the shares of Common Stock issuable to IM Ready on the Closing Date in the Registration Statement filed with the Securities and Exchange Commission on July 26, 2012.

The Company has granted to certain of the executive officers pursuant to their individual employment agreements piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the executive warrants. These individuals have, however, agreed not to include such shares in the Registration Statement.

The Company granted to the holders of the Lender Warrants (as defined herein) piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the Lender Warrants and the share issuable upon exercise of the Lender Warrants will be included in the Registration Statement.

2011 Equity Incentive Plan

The Company’s 2011 Equity Incentive Plan (the “Plan”) is designed and utilized to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. The Company, with the approval of a majority of its shareholders and Board of Directors, amended and restated the Plan effective November 26, 2012. A total of 5,000,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan will be administered by the Board, or, at the Board's discretion, a committee of the Board.

On October 17, 2011, the Company granted options to purchase 250,000 shares of Common Stock to the board members. 33.33% vested immediately, 33.33% vested on the first anniversary of the grant and the 33.34% vest on the second anniversary of the grant. As of December 31, 2012, options to purchase 166,670 shares have vested of which none have been exercised.

On October 21, 2011, the Company granted to its employees (non-management) options to purchase 17,125 shares of Common Stock and issued 17,125 shares of restricted stock grants. The employee stock options and restricted stock grants vested 50% on the first anniversary of the grant and vest 50% on the second anniversary of the grant. Of these awards, 875 options and 875 restricted stock grants were forfeited, and reverted to, and are eligible for re-grant under the Plan. As of December 31, 2012, options to purchase 8,188 shares have vested of which none have been exercised. As of December 31, 2012, restrictions on 8,188 shares have lapsed.

On April 17, 2012, the Company issued to management an aggregate of 1,100,000 shares of restricted stock. The vesting date of 1,025,000 shares of restricted stock was November 15, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his or her sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2013, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2014, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, restrictions on 509,488 shares have lapsed. On November 15, 2012, the Company repurchased 209,623 shares upon vesting of restricted stock in satisfying the grantees tax withholding obligation.

Also, on April 17, 2012, the Company issued 50,000 shares of restricted stock to a non-executive employee. The vesting date of the 50,000 shares of restricted stock was November 15, 2012, provided however, the employee has the right to extend the vesting date by nine-month increments in her sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, restrictions on 24,916 shares have lapsed. On November 15, 2012 the Company repurchased 8,540 shares upon vesting of restricted stock in satisfying the grantees tax withholding obligation.

On May 1, 2012, the Company granted options to purchase an aggregate of 105,500 shares of Common Stock to non-executive employees of the Company. The exercise price per share of the options is $3.00 per share, and 50% of the options will vest on each of the first and second anniversaries of the grant date. Of these awards, 26,750 options were forfeited, and reverted to, and are eligible for re-grant under the Plan.

On June 1, 2012, the Company issued to non-management directors 138,335 shares of restricted stock. The vesting date of 138,335 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, restrictions on 53,995 shares have lapsed. On November 15, 2012 the Company repurchased 18,870 shares on vesting of restricted stock in satisfying the grantees tax withholding obligation.

On June 1, 2012, the Company issued to management 242,775 shares of restricted stock. The vesting date of 242,775 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, none of these shares have vested.

Stock Options and Warrants

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.

The fair value for these options and warrants for all years was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	The Year Ended December 31, 2012	The Period September 29, 2011 to December 31, 2011
Expected Volatility (i)	39-40%	35-42%
Expected Dividend Yield	0%	0%
Expected Life (Term) (ii)	4-5 years	3 – 5.75 years
Risk-Free Interest Rate	0.70 – 0.80%	0.42% - 0.98%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance Staff accounting bulletin (“SAB”) Topic 14.02 in accordance with SAB no. 110.

Stock Options

The options that the Company granted under the Plan expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

Summary of the Company’s stock options for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 are as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at September 29, 2011	-	$-
Granted	267,125	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	267,125	5.00
Granted	105,500	3.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(27,625)	(3.06)
Outstanding and expected to vest at December 31, 2012	345,000	$4.54
Exercisable at December 31, 2012	174,858	$5.00

The preceding table does not include options to purchase 576 shares of Common Stock for $728 per share issued under the Company’s former equity plan. The Company does not expect to issue any equity awards under this plan.

The weighted average grant date fair value per share of options granted during the year ended December 31, 2012 and the period from September 29, 2011 to December 31, 2011 was $0.99 and $0.43.

The weighted average contractual term (in years) of options outstanding as of December 31, 2012 and 2011, were 4.74 and 5.11 respectively. The weighted average contractual term (in years) of options exercisable as of December 31, 2012 and 2011, were 4.03 and 4.79 respectively.

The aggregate intrinsic value is calculated as the difference between the market price of the Company’s common stock as of December 31, 2012 and the exercise price of the underlying options. At December 31, 2012 and 2011 the aggregate intrinsic value of options outstanding was less than zero, respectively. In addition, at December 31, 2012 and 2011, the aggregate intrinsic value of options exercisable was less than zero, respectively. There were no unamortized options as of December 31, 2011. There were no options exercised for the year ended December 31, 2012 and the period from September 29, 2011 to December 31, 2011.

Compensation expense related to stock option grants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $65,000 and $44,000, respectively. There was no compensation expense for the Predecessor period. An additional amount of $83,000 is expected to be expensed over a period of 16-months from January 1, 2013 through April 30, 2014.

Warrants

Management Warrants -
On September 29, 2011, the Company issued to management warrants to purchase 463,750 shares of common stock. The warrants are exercisable in whole or in part, at an exercise price of $5.00 per share (“Exercise Price”). The warrants consist of (1) immediately exercisable warrants to purchase 363,750 shares of common stock, beginning on the date of issuance and ending of the tenth anniversary of the Closing Date and (2) 100,000 shares issuable upon exercise of warrants subject to 50% of such warrants vesting on each of the first two anniversaries from the Closing Date, and expiring on the tenth anniversary of the Closing Date. Upon the expiration of the warrant exercise periods, the warrants will expire and become void and worthless. As of December 31, 2012, none of these warrants have been exercised.

Investor Warrants -
As part of the Offering, we issued warrants to purchase 430,500 shares of common stock to investors in the Offering. The warrants are exercisable in whole or in part, at an exercise price of $0.01 per share. The warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on the fifth anniversary of the Closing Date. Upon the expiration of the warrant exercise period, the Warrants will expire and become void and worthless.

A summary of the Company’s warrants for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at September 29, 2011	1,065	$0.52
Granted	1,268,478	1.88
Canceled	-	-
Exercised	(50,000)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2011	1,219,543	1.95
Granted	75,000	5.50
Canceled	-	-
Exercised	(162,500)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2012	1,132,043	$2.47
Exercisable at December 31, 2012	1,082,043	$2.35

Compensation expense related to warrants grants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $44,000 and $324,000, respectively. There was no compensation expense for the Predecessor period. An additional amount of $33,000 is expected to be expensed over a period of 9 months.

The Company values other warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period.

The Company issued to a licensee warrants to purchase 75,000 shares of common stock with an exercise price of $5.50 per share and a term of 5-years. Compensation expense related to warrants in connection with the licensing agreement is amortized over the 5-year initial term of the license agreement and is recorded as a discount to licensing revenues. The stock-based licensing revenue-discount for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $5,000 and $1,000, respectively. There was no compensation expense prior to the Successor period. An additional amount of $17,000 is expected to be amortized over a period of 45 months from January 1, 2013 through September 30, 2016.

On September 29, 2011, the Company issued to the Noteholders seven-year warrants (the “Lender Warrants”) to purchase 364,428 shares of the Common Stock, representing 5% of the Common Stock outstanding as of the Closing Date on a fully diluted basis. The warrants have an exercise price of $0.01 and contain a cashless exercise provision. The carrying value of the Term Loan has been reduced by the market value of the warrants, equal to $3.33 per share. The Company used the Black-Scholes option valuation model method to determine valuation. The amount of the original loan discount is $1,214,000, resulting in an initial net loan balance of $12,286,000. The loan discount is being amortized over the 5-year term of the Loan and is recorded as other interest and finance charges in the Company’s Consolidated Statements of Operations. The other interest and finance charges related to the Lender Warrants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 were $235,000 and $58,000, respectively.

Restricted Stock

Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost, net of projected forfeitures, is recognized over the period between the grant date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized using the treasury method. The restrictions do not affect voting and dividend rights.

A summary of the Company’s restricted stock for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

	Restricted Shares	Weighted- Average Grant Date Fair value
Outstanding at September 28, 2011	-	$-
Granted	17,125	3.34
Canceled	-	-
Vested	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	17,125	3.34
Granted	1,544,943	3.00
Canceled	-	-
Vested	(596,586)	3.00
Expired/Forfeited	(875)	3.34
Outstanding at December 31, 2012	964,607	$3.00

Compensation expense related to restricted stock grants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $4,514,000 and $5,000, respectively. There was no compensation expense for the Predecessor period. An additional amount of $170,000 is expected to be expensed over a period of 17-months from January 1, 2013 through May 31, 2014.

The following table provides information with respect to purchases by the Company of shares of its common stock during the fiscal 2012. There were no purchases of its common stock by the Company for the period September 29, 2011 to December 31, 2011.

Date	Total Number of Shares Purchased (a)	Average Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of re-purchased shares
November 15, 2012	218,163	$3.00	-	$654,000
December 1, 2012	18,870	3.00	-	56,000
Total	237,033	$3.00	-	$710,000

(a)
All of the shares in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At December 31, 2012 there were 3,330,840 common shares available for issuance under the Plan.

Shares Reserved for Issuance

At December 31, 2012 there were 4,808,459 common shares reserved for issuance pursuant to unexercised warrants and stock options, and availability for issuance under the Plan.

Dividends

The Company has not paid any dividends to date.

Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
7.	Loss Per Share

Basic loss per share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period, including stock options and warrants, using the treasury stock method, and convertible debt, using the if-converted method. Diluted EPS excludes all potentially dilutive shares of common stock if their effect is anti-dilutive.

Shares used in calculating basic and diluted loss per share are as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Basic and diluted	9,138,085	6,981,216	8,243,999	6,395,698

The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Stock options and warrants	583,084	646,345	583,084	692,980

7. Earnings Per Share

Basic earnings per share includes no dilution and is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of restricted stock-based awards and common shares issuable upon exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and warrants outstanding were exercised have been converted into common stock.

For the year ended December 31, 2012, 345,000 shares issuable upon exercise of options and 548,550 shares issuable upon exercise of warrants were excluded from the calculation of earnings per share because they were anti-dilutive. For the period September 29, 2011 to December 31, 2011, the diluted and basic weighted average shares were the same due to the net loss reported.

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Basic	6,936,452	5,770,266	N/A
Effect of exercise of warrants	641,109	N/A	N/A
Diluted	7,577,561	N/A	N/A

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8.	Income Taxes

The Company’s effective income tax rate for the Current Quarter and the Prior Year Quarter was approximately 40% and 0%, respectively. The Prior Year Quarter’s effective tax rate has been adjusted by a tax benefit from the effect of a state and local rate allocation change resulting in a (40)% adjustment to the effective tax rate by virtue of applying the rate differential to the opening net deferred tax liability. The Company’s effective income tax rate for the Current Six Months and the Prior Year Six Months was approximately 40% and 1%, respectively. The Prior Year Six Months effective tax rate has been adjusted by a tax benefit from the effect of a state and local rate allocation change resulting in a (39)% adjustment to the effective tax rate by virtue of applying the rate differential to the opening net deferred tax liability.

9. Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. In determining the need for a valuation allowance, management reviews both positive and negative evidence pursuant to the requirements of ASC Topic 740, including current and historical results of operations, future income projections and the overall prospects of the Company's business.

The income tax provision (benefit) for federal, and state and local income taxes in the consolidated statements of operations consists of the following:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Current:
Federal	$109,000	$-	$-
State and local	53,000	-	175,000
Total current	162,000	-	175,000

Deferred:
Federal	(754,000)	(178,000)	-
State and local	(174,000)	(12,000)	-
Total deferred	(928,000)	(190,000)	-
Total provision (benefit)	$(766,000)	$(190,000)	$175,000

The reconciliation of income tax computed at the Federal and state statutory rate to the Company’s loss before taxes are as follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 28, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
U.S. statutory federal rate	34.0%	34.0%	-%
State and local, net of federal tax	6.3%	2.5%	4.0%
Gain on reduction of contingent obligation	(72.5)%	-%	-%
Deferred tax adjustment	6.7%	(18.6)%	-%
Other permanent differences	3.6%	-%	0.5%
Income tax provision (benefit)	(21.9)%	17.9%	4.5%

The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets
Federal state and local net operating loss carryforwards	$-	$337,000
Property and equipment	34,000	-
Stock based compensation	1,439,000	149,000
Accrued compensation and other accrued expenses	91,000	19,000
Allowance for doubtful accounts	10,000	-
Royalty advances	222,000	-
Total deferred tax assets	$1,796,000	$505,000

Deferred tax liability
Property and equipment	$-	$(15,000)
Basis difference arising from discounted note payable	(602,000)	(644,000)
Basis difference arising from intangible assets of acquisition	(11,371,000)	(10,951,000)
Total deferred tax liabilities	(11,973,000)	(11,610,000)
Net deferred tax liabilities	$(10,177,000)	$(11,105,000)

The Successor has available at December 31, 2012 and December 31, 2011, approximately $0 and $851,000, respectively, of unused U.S. federal and state and local net operating loss carryforwards that may be applied against future taxable income.

IM Ready-Made, LLC is a limited liability company, and treated as a partnership for income tax reporting purposes. The Internal Revenue Code (“IRC”) provides that any income or loss is passed through to the members for federal and state income tax purposes. Accordingly, neither IM Ready-Made, LLC nor its unincorporated Licensing Business division (the Predecessor) has provided for federal or state income taxes. IM Ready-Made, LLC is subject to New York City unincorporated business tax.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
8. Commitments and Contingencies

Leases

We lease our current facility under an operating lease expiring on February 28, 2016. The future minimum non-cancelable lease payments are as follows:

Lease Payments
Year ending December 31, 2013	$555,000
Year ending December 31, 2014	584,000
Year ending December 31, 2015	601,000
Year ending December 31, 2016	102,000
Total future minimum lease payments	$1,842,000

The lease requires the Company to pay additional rents by virtue of increases in the base taxes and other costs on the property. Additional rents have not been material. Total rent expense was $619,000 and $145,000 for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011, respectively (the Successor periods). Rent expense for the period January 1, 2011 to September 28, 2011 (the Predecessor periods) was $436,000.

The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Employment Contract Payments
Year ending December 31, 2013	$2,673,000
Year ending December 31, 2014	2,303,000
Total future minimum employment contract payments	$4,976,000

In addition to the employment contract payments stated above, the Company’s employment contracts with certain executives and key employees contain performance based bonus provisions. These provisions include bonuses based on the Company achieving revenues in excess of established targets and/or on operating results.

Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
9.	Segment Information

Since the Company opened its first retail store in June 2013, it operates in two segments - (1) design and licensing and (2) retail, which are based on its business activities and organization. The operating segments are segments of the Company for which separate discrete financial information is available and for which operating results are evaluated regularly by the chief operating decision makers, made up of the Company’s executive management team, in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of licensing and design fees) and operating income for each segment. The design and licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products and related design and other service fees. The retail segment represents sales of Isaac Mizrahi New York branded products through its retail store. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Revenue:
Net licensing revenue	$2,885,000	$2,456,000	$5,788,000	$5,050,000
Design and service fee income	289,000	368,000	574,000	654,000
Design and licensing revenues	3,174,000	2,824,000	6,362,000	5,704,000
Retail sales	32,000	-	32,000	-
Total revenues	$3,206,000	$2,824,000	$6,394,000	$5,704,000

Operating loss:
Design and licensing	$(1,370,000)	$(810,000)	$(831,000)	$(122,000)
Retail	(93,000)	-	(93,000)	-
Total operating loss	$(1,463,000)	$(810,000)	$(924,000)	$(122,000)

	Three Months Ended		Six Months Ended
Capital Expenditures	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Property and equipment:
Design and licensing	$46,000	$47,000	$97,000	$91,000
Retail	118,000	-	118,000	-
Total capital expenditures	$164,000	$47,000	$215,000	$91,000

Long Lived Assets	June 30, 2013	December 31, 2012
Trademarks and other intangibles, net:
Design and licensing	$45,572,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,572,000	$45,835,000
Property and equipment:
Design and licensing	$1,033,000	$1,113,000
Retail	117,000	-
Total property and equipment	$1,150,000	$1,113,000

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
10.	Related Party Transactions

Todd Slater

On September 29, 2011, the Company adopted a a one-year agreement which was amended on October 4, 2011, with Todd Slater, who was appointed as a director of the Company commencing on October 17, 2011, for services related to the Company’s licensing strategy and introduction of potential licensees. During the term of the agreement or during the year following the expiration of the term of the agreement, if the Company enters into a license or distribution agreement with a licensee introduced by Mr. Slater, Mr. Slater was entitled to receive a commission equal to fifteen percent (15%) of all net royalties received by the Company during the first term of such agreement, payable within thirty days of receipt of the net royalties.

On July 10, 2012, the Company and Mr. Slater entered into an amendment (the “Amendment”) to the agreement. Pursuant to the Amendment, the Company paid to Mr. Slater $163,000 as payment in full for (i) the cancellation of all amounts which are or may otherwise become due or payable to Mr. Slater under the terms of the agreement for licensees already introduced to the Company by Mr. Slater and which Mr. Slater was entitled to fifteen percent (15%) of the revenues from such licensees under the agreement, and (ii) the assignment to the Company of all such amounts payable directly to Mr. Slater pursuant to such license agreements. The Company has capitalized this payment and amortizes the expense in accordance with the revenue earned from the respective licensing agreements on which this payment was based upon.

The Company incurred direct licensing costs with Mr. Slater from amortization of the one-time payment stated above and fees paid for the Current Quarter and the Prior Year Quarter of $11,000 and $11,000, respectively and for the Current Six Months and for the Prior Year Six Months the $23,000 and $18,000, respectively.

On June 5, 2013, the Company paid Threadstone Advisors, LLC (“Threadstone”) a fee of $280,000 for the placement of $4,000,000 of proceeds from the Offering (See Note 6, Stockholders’ Equity). This placement fee was recorded as a reduction in paid in capital and reflected in the stockholders’ equity section of the Condensed Consolidated Balance Sheet. Mr. Slater is an officer and a 5% owner of Threadstone.

Licensing Agent Agreement

On August 2, 2011, Old XCel entered into a licensing agent agreement with Adam Dweck (“AD”) who is an Executive Vice President of Earthbound, LLC (“Earthbound”) and the son of Jack Dweck, who is a principal of Earthbound and is on the Company’s board of directors, pursuant to which he is entitled to a five percent (5%) commission on any royalties we receive under any new license agreements that he procures for us during the initial term of such license agreements. AD earned $6,000 and $3,000 in fees for the Current Quarter and Prior Year Quarter, respectively, and earned $9,000 and $5,000 in fees for the Current Six Months and the Prior Year Six Months, respectively.

Jones Texas, Inc.

Edward Jones, III, a principal shareholder and chief executive officer of Jones Texas, Inc. (“JT”) is on the Company’s board of directors. The Company and JT entered into a consulting agreement on March 28, 2012 whereby JT shall pursue and introduce licensing opportunities for the Company. JT procured a license for the Company during 2012 which the Company agreed to remit 15% of the license revenues for the initial term of the license. JT earned $0 and $1,000 in fees for the Current Quarter and Prior Year Quarter, respectively and earned $0 and $1,500 in fees for the Current Six Months and Prior Year Six Months, respectively.

Earthbound, LLC

As part of the consideration for the acquisition of the Isaac Mizrahi Business, the Company assumed a $1.5 million non-interest obligation owed to Earthbound, payable over five years commencing on September 29, 2011. Jeff Cohen is a principal owner of Earthbound and was a director of the Company through December 2012. Jack Dweck, a current board member of the Company, is also a principal owner of Earthbound. The Company made payments of $37,500 and $75,000 in the Prior Year Quarter and Prior Year Six Months, respectively, of which $27,000 and $53,000 was recorded as interest expense in the Prior Year Quarter and Prior Year Six Months, respectively. The Company extinguished this debt on November 21, 2012.

IM Ready-Made, LLC

The Company and the Seller had balances owed between the companies relating to the transition of the Isaac Mizrahi Business and certain payments assigned to the Seller by QVC under the QVC Agreement. As of June 30, 2013, the Company owed the Seller $74,000 and as of June 30, 2012 the Seller owed the Company $79,000. The Company did not earn any revenue or incur any expenses with IM Ready-Made, LLC since the Closing Date.

Mark DiSanto

On June 5,  2013 Mark X. DiSanto Investment Trust (the “DiSanto Trust”) purchased 285,715 shares of its Common Stock and Warrants to purchase an aggregate of 62,500 of the Company’s Common Stock for aggregate gross proceeds of $1,000,003 through the Offering (See Note 6, Stockholders’ Equity). Mark DiSanto, a director of the Company, is the trustee and has sole voting and dispositive power for the DiSanto Trust.

Executive Officer

The Company  purchased $2,300 in used equipment from our Chief Executive Officer to be utilized at our New York City location.  The purchase price was at the estimated fair market value of the equipment.

10. Related Party Transactions

IPX Capital, LLC

Old XCel and its wholly owned subsidiary IM Brands, collectively the “Buyers,” entered into the Purchase Agreement with IM Ready, whereby the Buyers acquired certain assets and assumed certain obligations of IM Ready in connection with the Merger and related transactions. IPX Capital, LLC (“IPX”) entered into certain agreements with Old XCel and IM Ready whereby IPX provided services to both Old XCel and IM-Ready. Robert W. D’Loren has controlling ownership over IPX and Old XCel.

IPX Capital, LLC – Xcel Brands, Inc., Due Diligence Service Agreement

IPX and Old XCel entered into a Due Diligence Service Agreement dated December 3, 2010 whereby IPX provided various due diligence tasks relating to the Purchase Agreement including financial review of IM Ready, preparing business plans, financial projections and other documents required in connection with the transaction, advise the Buyers regarding the corporate, legal and financial structure of the transaction and assist the Buyers with the negotiation of documentation relating to the transaction. Market service fees for this type of engagement are typically either a fixed dollar amount or based upon hourly billing rates, plus reimbursement of direct expenses. IPX waived all of its fees it would have otherwise been entitled to, but not reimbursement of its direct expenses. Direct expenses incurred by the Company and paid to IPX related to the acquisition of the Isaac Mizrahi Business was $242,000. The expense was recognized by the Company on September 29, 2011 and reported as acquisition and due diligence costs on the Company’s Consolidated Statement of Operations. There were no transactions with IPX after September 29, 2011.

Todd Slater

On August 12, 2011, Old XCel entered into a one-year agreement which was amended on October 4, 2011, with Todd Slater, who was appointed as a director of the Company commencing on October 17, 2011, for services related to the Company’s licensing strategy and introduction of potential licensees. During the term of the agreement or during the year following the expiration of the term of the agreement, if the Company enters into a license or distribution agreement with a licensee introduced by Mr. Slater, Mr. Slater was entitled to receive a commission equal to fifteen percent (15%) of all net royalties received by the Company during the first term of such agreement, payable within thirty days of receipt of the net royalties.

On July 10, 2012, the Company and Mr. Slater, entered into an amendment (the “Amendment”) to the agreement. Pursuant to the Amendment, the Company paid to Mr. Slater $163,000 as payment in full for (i) the cancellation of all amounts which are or may otherwise become due or payable to Mr. Slater under the terms of the agreement for licensees already introduced to the Company by Mr. Slater and which Mr. Slater was entitled to fifteen percent (15%) of the revenues from such licensees under the agreement, and (ii) the assignment to the Company of all such amounts payable directly to Mr. Slater pursuant to such license agreements. The Company has capitalized this payment and shall amortize the expense in accordance with the revenue earned from the respective licensing agreements on which this payment was based upon.

In addition, Mr. Slater earned $31,000 and $53,000 in fees from procuring license agreements for the Company, separate from the payment under the Amendment, during the year ended December 31, 2012 and period September 29, 2011 to December 3, 2011, respectively.

Jones Texas, LLC

On May 12, 2011, Old XCel entered into an agreement with Jones Texas, LLC (the “Jones Texas Agreement”) pursuant to which Old XCel agreed to pay Jones Texas, LLC consulting fees of $30,000 to assist in the restructure of IM Ready’s couture and ready-to-wear apparel businesses, which fees became due and payable to Jones Texas, LLC upon the completion of such restructuring work and closing of the transactions on September 29, 2011, pursuant to the Purchase Agreement. The Jones Texas Agreement was terminated on July 31, 2011, however given the related work had been completed by Jones Texas, LLC, Old XCel recorded a $30,000 obligation to Jones Texas, LLC which obligation was subject to the closing of the acquisition of the Isaac Mizrahi Business. Ed Jones, a principal shareholder and chief executive officer of Jones Texas, LLC was appointed to the Company’s board of directors following the Merger, which appointment became effective on October 17, 2011. The Company has no further obligations under the Jones Texas Agreement. The Company paid Jones Texas, LLC $30,000 following September 29, 2011 and the expense was recognized by the Company on September 29, 2011. There were no transactions under the Jones Texas Agreement after September 29, 2011.

The Company and Jones Texas Inc. (“JT”) entered into a consulting agreement on March 28, 2012 whereby JT shall pursue and introduce licensing opportunities for the Company. Ed Jones, is a principal shareholder and chief executive officer of Jones Texas, Inc. JT procured a license for the Company during 2012 which the Company agreed to remit 15% of the license revenues for the initial term of the license. JT earned $3,000 in fees for the year ended December 31, 2012.

Earthbound, LLC

Earthbound entered into a service agreement with Laugh Club, Inc. (“Laugh Club”) on November 6, 2001 whereby Laugh Club engaged Earthbound to provide brand management and design services for mass-merchandised retail products for the Isaac Mizrahi Business (the “Earthbound Agreement”). Isaac Mizrahi, individually, is the controlling member and manager of Laugh Club and IM Ready-Made, LLC. On September 3, 2002, Laugh Club assigned all of the rights and obligations in the Earthbound Agreement to IM Ready. Earthbound has no common ownership, direct or indirect, with either IM Ready or Laugh Club.

Effective as of September 29, 2011, IM Ready and Earthbound entered into an agreement pursuant to which Earthbound provided transitional services to IM Ready prior to the closing of the Transaction, for which Earthbound received from IM Ready $600,000 in cash on the Closing Date and IM Ready agreed to pay Earthbound a total of $1,500,000 in additional consideration over the next five years (See Note 4, Debt for details). As part of the Transaction, the Company assumed this obligation as part of the consideration for the Acquired Assets (See Note 4, Acquisition of the Isaac Mizrahi Business). Jeff Cohen is a principal owner of Earthbound and was a director of the Company through December 2012. Jack Dweck was elected as a director in December 2012 and is a principal owner of Earthbound. As described in Note 5, the Company extinguished this debt on November 21, 2012.

Licensing Agent Agreement

On August 2, 2011, Old XCel entered into a licensing agent agreement with Adam Dweck (“AD”) who is an Executive Vice President of Earthbound pursuant to which AD is entitled to a five percent (5%) commission on any royalties we receive under any new license agreements that he procures for us during the initial term of such license agreements. We are obligated to grant to AD 5-year warrants to purchase 12,500 shares of common stock at an exercise price of $5.00 per share, subject to AD generating $0.5 million of accumulated royalties and an additional 5-year warrants to purchase 12,500 shares of common stock at an exercise price of $5.00 per share, subject to AD generating $1.0 million of accumulated royalties. Additionally, AD shall be entitled to receive 5-year warrants to purchase 25,000 shares of common stock priced at the fair market value at the time of issuance, subject to AD generating $2.0 million of accumulated royalties. AD is the son of Jack Dweck, who is a principal of Earthbound and is on the Company’s board of directors. As of December 31, 2012, AD has not met any of the above royalty targets, therefore no warrants have been issued.

AD procured several licenses for the Company earning AD $13,000 and $2,000 in fees for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011, respectively. There were no fees earned by AD in the Predecessor period.

IM Ready-Made, LLC

The Company and IM Ready had balances owed between the companies relating to the transition of the Isaac Mizrahi Business and certain payments assigned to IM Ready by QVC under the QVC Agreement. As of December 31, 2012 the Company owed IM Ready $217,000 and as of December 31, 2011 IM Ready owed the Company $85,000. The Company did not earn any revenue or incur any expenses with IM Ready since the Closing Date.

Offering

Marisa Gardini, our Executive Vice President of Strategic Planning and Marketing and a director; the Irrevocable Trust of Rose Dempsey; the D’Loren Family Trust; James Haran, our Chief Financial Officer; Seth Burroughs, our Executive Vice President of Business Development and Treasury; and Mark DiSanto, a director, purchased 2; .495; .255; .15; .10 and .25 Units in the Offering for purchase prices of $1,000,000; $247,500; $127,500; $75,000; $50,000; and $125,000. See Note 4 for additional details.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.	Subsequent Events

On  August 1, 2013, the Company extinguished  its existing term debt, the Loan, with proceeds from a new $13.0 million 5-year term loan with Bank of Hapoalim B.M. (the “New Loan”). The New Loan is secured by all of the assets of IM Brands and the Company’s membership interest in IM Brands and bears interest at an annual fixed rate of 4.44% payable quarterly in arrears each calendar quarter. Scheduled principal payments are as follows:

Date of Payment	Amount of Principal Payment

October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015	$250,000

October 1, 2015, January 1, 2016, April 1, 2016 and July, 2016	$625,000

October 1, 2016, January 1, 2017, April 1, 2016 and July, 2017	$750,000

October 1, 2017, January 1, 2018 and April 1, 2018	$875,000

July 1, 2018	$3,875,000

In addition, the Company shall prepay the outstanding amount of the New Loan from excess cash flow (“Cash Flow Recapture”) for each fiscal year commencing year ending December 31, 2014 in arrears in an amount equal to twenty percent (20%) of such Cash Flow Recapture.  Cash Flow Recapture shall mean for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the New Loan) paid or payable during such period less (c) all income tax payments made during such period.

On  August 1, 2013 the redemption of the Loan resulted in an approximate loss on extinguishment of debt of  $1,046,000, consisting of $859,000 of unamortized deferred costs and loan discount and $187,000 for prepayment fee of the Loan.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Xcel Brands, Inc. and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the Securities and Exchange Commission’s (the “SEC”) accounting rules under Regulation S-X. All material intercompany accounts and transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]
Presentation of Predecessor Financial Statements

The financial statements covered by the Predecessor have been prepared for the purpose of complying with the rules and regulations of the U.S. Securities and Exchange Commission. The Isaac Mizrahi Business operated by the Predecessor prior to the Merger (the “Licensing Business”) is not a separate legal entity, thus the financial statements of the Licensing Business are not necessarily indicative of the results of operations that would have occurred if the Licensing Business had been operated as a separate legal entity.

All of the allocations and estimates in the accompanying Predecessor financial statements are based on assumptions that IM Ready and XCel management (collectively “predecessor management”) believe are reasonable, and reasonably approximate the historical costs that the Licensing Business would have incurred as a separate entity. However, these allocations and estimates are not necessarily indicative of the costs and expenses that would have resulted if the Licensing Business had been operated as a separate entity. The allocation of expenses were made to comply with the guidance provided by Staff Accounting Bulletin Topic 1B1, “Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of another Entity”.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities, the carrying amounts approximate fair value due to the short-term maturities of these instruments. The carrying value of the debt approximates fair value because the fixed interest rate approximates market rate.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. We have contingent obligations that are required to be measured at fair value on a recurring basis. Our contingent obligations were measured using inputs from Level 3 of the fair value hierarchy, which states:

Level 3 – unobservable inputs that reflect our assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (See Note 5) is based upon future net royalty revenues.

Fair Value

The Financial Standards Accounting Board’s accounting standard codification (“ASC”) Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. We have contingent obligations that are required to be measured at fair value on a recurring basis. Our contingent obligations were measured using inputs from level 3 of the fair value hierarchy, which states:

Level 3 – unobservable inputs that reflect our assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (detailed in Note 5, Debt) is based upon projected revenues as defined in the Transaction agreements.

Receivables, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable represent amounts that are due to the Company by its licensees and other operating account debtors in the normal course of business. As of June 30, 2013 the Company has $3,718,000 of accounts receivable, net of allowance for doubtful accounts of $29,000. As of December 31, 2012 the Company had $3,428,000 of accounts receivable, net of allowance for doubtful accounts of $25,000. The accounts receivable balance includes $1,147,000 and $699,000 of earned revenue that has been accrued but not billed as of June 30, 2013 and December 31, 2012, respectively.

Accounts Receivable

Accounts receivable represent amounts that are due to the Company by its licensees and other operating account debtors in the normal course of business. As of December 31, 2012 the Company has $3,428,000 of accounts receivables, net of allowance for doubtful accounts of $25,000, which is deemed sufficient by Management. As of December 31, 2011 the Company had $2,191,000 of accounts receivable, net of allowance for doubtful accounts of $0, of which the entire amount was collected during 2012. The accounts receivable balance includes $699,000 and $377,000 of earned revenue that has been accrued but not billed as of December 31, 2012 and December 31, 2011, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Furniture, equipment and software are recorded at cost and depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Trademarks, Goodwill and Other Intangible Assets

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) for Intangibles, Goodwill and Other (“ASC Topic 350”). Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives. No triggering events or indicators of impairment were noted in the Current Six Months.

Under this standard, the Company annually has the option to first assess qualitatively whether it is more likely than not that there is an impairment. The Company completed its annual quantitative assessment of trademarks, goodwill and other intangibles at December 31, 2012 and determined that no impairment charges were required.

Trademarks, Goodwill and Other Intangible Assets

The Company follows ASC Topic 350 for Intangibles, Goodwill, and Other. Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives of four years.

Under this standard, the Company annually has the option to first assess qualitatively whether it is more likely than not that there is an impairment. The Company completed its annual qualitative assessment and a separate quantitative analysis of its trademarks, other intangibles and goodwill at December 31, 2012 and determined that no further analysis or impairment charges were required.

Deferred Finance Costs [Policy Text Block]
Deferred Finance Costs

Costs incurred in connection with debt issued is deferred and amortized as interest expense over the term of the related debt using the effective interest method. The amortization expense is included in interest expense in the consolidated statements of operations.

Contingent Obligation, Policy [Policy Text Block]
Contingent Obligations

Management analyzes and quantifies the expected earn-out payments over the applicable pay-out period.  Management assesses no less frequently than each reporting period the status of contingent obligations and any expected changes in the fair market value of such contingent obligations.  Any change in the expected obligation will result in expense or income recognized in the period in which it is determined fair market value of the carrying value has changed. There was no change in the contingent obligation for the Current Six Months.

Contingent Obligations

Management continues to analyze and quantify the expected earn-out payments over the applicable pay-out period. Management will assess no less frequently than each reporting period the fair value of contingent obligations. Any change in the expected obligation will result in an expense or income recognized in the period in which it is determined the fair market value of the obligation has changed.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company has no unrecognized tax benefits as of June 30, 2013 and December 31, 2012. The Company’s U.S. Federal and state and local income tax returns are closed prior to fiscal year 2009 and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

If applicable, the Company would recognize interest and penalties associated with tax matters as part of the income tax provision, and include accrued interest and penalties with accrued expenses in the condensed consolidated balance sheets.

Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 Accounting for Income Taxes clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company has no unrecognized tax benefits as of December 31, 2012 and December 31, 2011. The Company’s U.S. Federal, state and local income tax returns are closed prior to fiscal year 2009 and management continually evaluates expiring statues of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

If applicable, the Company would recognize interest and penalties associated with tax matters as part of the income tax provision, and include accrued interest and penalties with accrued expenses in the consolidated balance sheets.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Licensing revenue is generated from licenses and is based on reported sales of licensed products bearing our trademarks, at royalty rates specified in the license agreements. These agreements are also subject to contractual minimum levels.

Design and service fees are recorded and recognized in accordance with the terms and conditions of each service contract, including the Company meeting its obligations and providing the relevant services under each contract.  Generally, we record on a straight line basis, each base fee as stated in each service agreement for the covered period and, if applicable, we recognize additional payments received that relate to a future period as deferred revenue, until service is provided or revenue is otherwise earned.

We recognize revenue from our retail store upon sale of our products to retail consumers, net of estimated returns.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of a sale arrangement exists, delivery has occurred and services have been rendered, the sales price is fixed and determinable, and collectability is reasonable assured. The Company has two types of revenues: (i) royalties based on the sale of products by its licensees or other contractual partners, and (ii) design and service fees based on services provided. Revenues from royalties are recognized when earned, which includes guaranteed minimum royalties, if any, and additional revenues based on a percentage of sales by our licensees or other contractual partners for each period as defined in each license agreement. Royalties exceeding the guaranteed minimum amounts are recognized as income during the period that corresponds to the licensee’s or partner’s sales.

Design and service fees are recorded and recognized in accordance with the terms and conditions of each design fee contract, including the Company meeting its obligations and providing the relevant services under each contract. Generally, we record on a straight line basis each base fee as stated in each design fee service agreement for the covered period and, if applicable, we recognize additional payments received that are related to a future period as deferred revenue, until service is provided or revenue is earned.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. We limit our credit risk with respect to cash by maintaining cash balances with quality financial institutions. At times our cash and cash equivalents may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are minimal due to the limited amount of outstanding receivables and due to the nature of our royalty revenues. Generally, we do not require collateral or other security to support accounts receivables.

Significant Contracts [Policy Text Block]
Significant Contracts

QVC Agreement

Pursuant to the QVC Agreement, the Company designs, and QVC sources and sells, various products under the “IsaacMizrahiLIVE” brand. The IsaacMizrahiLIVE licensing program launched on QVC in 2010, and includes the sale of products across various categories including apparel, footwear, handbags, accessories, kitchen, soft home, and food through QVC’s television media and related internet sites primarily in the United States. The initial term of the QVC Agreement continues through September 30, 2015, and renews automatically for successive one-year periods unless terminated by either party. Under the QVC Agreement, QVC pays the Company fees based primarily on a percentage of QVC's net sales of Isaac Mizrahi branded merchandise. The QVC Agreement also requires that the Company pay to QVC (and/or IM Ready as assignee from QVC), a percentage of the Company’s net royalty revenue from its other licenses related to the IM Brands. Revenues from QVC were approximately $7.7 million for the year ended December 31 2012, representing 59% of the Company’s total revenues. QVC revenues were approximately $1.9 million and $5.4 million for the period from September 29, 2011 to December 31, 2011 (the Successor period) and for the period from January 1, 2011 to September 28, 2011 (the Predecessor periods), respectively, which represents 67% and 62% of total revenues for the Isaac Mizrahi Business, respectively. As of December 31, 2012 and December 31, 2011, the Company had a receivable from QVC in the amount of $1.9 million and $1.8 million representing 55% and 82% of the Company’s account receivable, respectively.

LCNY Agreement

In connection with the acquisition of the Isaac Mizrahi Business, the Company assumed and entered into an amended and restated agreement with FNP dated September 29, 2011, which was amended on January 25, 2013 (collectively the “LCNY Agreement”). Pursuant to the LCNY Agreement, the Company provides design services to FNP for the “Liz Claiborne New York” brand, which is sold exclusively through QVC. The initial term of the LCNY Agreement continues through July 31, 2013, after which there is an initial renewal term through July 31, 2016, followed by four one-year renewal terms through July 31, 2020, unless otherwise terminated based on the terms of the FNP License Agreement. Under the LCNY Agreement, FNP pays the Company royalties based on a percentage of royalties FNP receives from QVC under a separate license agreement between FNP and QVC (the “FNP License Agreement”). Revenues under the LCNY Agreement totaled approximately $1.7 million for the year ended December 31, 2012, representing approximately 13% of the Company’s total revenues. For the period from September 29, 2011 to December 31, 2011 and the period from January 1, 2011 to September 28, 2011 revenues under the LCNY Agreement totaled approximately $0.4 million and $2.5 million, respectively, representing 13% and 28% of the Company’s total revenues, respectively. The revenues during the Predecessor period includes amortized revenue of $1.7 million for the period from January 1, 2011 to September 28, 2011 that relates to a one-time fee of $9,000,000 that the Predecessor received from FNP in 2009, which was recorded as a deferred royalty payment by the Predecessor. As of December 31, 2012 and December 31, 2011, the Company had a receivable from FNP relating to revenues earned by the Company but not yet due from FNP in the amount of $0.7 million and $0.4 million representing 20% and 18% of the Company’s receivables, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 - Stock Compensation, by recognizing the fair value of stock-based compensation in the unaudited condensed consolidated statements of operations. Stock-based compensation can include stock options and restricted stock grants.

Stock Options - The fair value of the Company’s stock option awards are estimated using the Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.

Restricted Stock - Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the grant date and the date any restrictions lapse. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

The calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based compensation is amortized over the service period of the awards.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Stock Compensation, by recognizing the fair value of stock-based compensation in the consolidated statement of operations. Stock-based compensation can include stock options and restricted stock grants.

Stock Options - The fair value of the Company’s stock option awards are estimated using the Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award (The calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period). The fair value of stock options is amortized over the service period of the awards.

Restricted Stock - Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the grant date and the date any restrictions lapse. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs

All costs associated with production for the Company’s advertising campaigns are expensed during the periods when the activities take place. All other advertising costs such as print and online media are expensed when the advertisement occurs. The Company incurred no advertising costs for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011, respectively.

Lease, Policy [Policy Text Block]
Operating Leases
Total rent payments under operating leases that include scheduled payment increases and rent holidays are amortized on a straight-line basis over the term of the lease. Landlord allowances are amortized by the straight-line method over the term of the lease as a reduction of rent expense.

Earnings Per Share, Policy [Policy Text Block]
Earnings (loss) per Share

Basic earnings (loss) per share excludes dilution and is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock, except when there is a net loss, in which case basic and diluted weighted average common shares shall be the same.

Earnings per Share

Basic earnings per share excludes dilution and is computed by dividing net income (or loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock.

Segment Reporting, Policy [Policy Text Block]	Segment Reporting The Company operates in one segment.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The standard applies to all public, private, and not-for-profit organizations. The amendments in this update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company did early adopt. The adoption of ASU No. 2012-02 did not have a material impact on the Company’s results of operations or the Company’s consolidated financial position.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Inventory, Policy [Policy Text Block]
Inventory

Inventories are stated at the lower of cost or market using the first in first out (“FIFO”) method. All inventory consists of finished goods and is located at the retail store location. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs, write-offs and shrinkage are charged to cost of goods sold. In the Current Six Months, the Company experienced shrinkage of $4,000.

Trademarks, Goodwill and Other Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Trademarks and other intangibles, net consist of the following:

	June 30, 2013	December 31, 2012
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(928,000)	(665,000)
Net carrying amount	$45,572,000	$45,835,000

Trademarks, and other intangibles, net consist of the following:

	December 31, 2012	December 31, 2011
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(665,000)	(136,000)
Net carrying amount	$45,835,000	$46,364,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents amortization expense for Licensing Agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2013	$806,000	$529,000
December 31, 2014	277,000	529,000
December 31, 2015	-	277,000

Acquisition of the Isaac Mizrahi Business (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The purchase price for the acquisition is being allocated as follows:

Components of purchase price:

Cash paid at closing	$9,674,000
Cash deposited with escrow agent	500,000
3,703,688 shares of common stock of the Company valued at $3.34 per share	12,370,000
Seller Note	7,377,000
Seller Note discount (See Note 5, Debt)	(1,740,000)
Contingent obligations – Due to Seller	17,766,000
Long term installment obligation (Earthbound) (See Note 5, Debt)	1,132,000
Seller Licensee obligation assumed and paid at closing	1,500,000
Total purchase price	$48,579,000

Allocation of purchase price:

Trademark and other related intangible assets	$46,500,000
Goodwill	12,371,000
Property, furniture and equipment	1,233,000
Deferred tax liability	(11,525,000)
Total assets acquired	$48,579,000

Schedule Of Targets And Percentage Of Potential Earn Out Value [Table Text Block]
The Royalty Targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period	$16,000,000	$7,500,000
Second Royalty Target Period	$20,000,000	$7,500,000
Third Royalty Target Period	$22,000,000	$7,500,000
Fourth Royalty Target Period	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

Business Acquisition, Pro Forma Information [Table Text Block]
These pro-forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have occurred on January 1, 2011, or which may result in the future.

(Unaudited)
Year Ended December 31, 2011
Total Revenues	$11,375,000

Net Income	$1,082,000

Weighted average number of common shares outstanding
Basic	5,750,259
Diluted	6,546,252
Basic earnings per common share	$0.19
Diluted earnings per common share	$0.17

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The Company’s net carrying amount of debt is comprised of the following:

	June 30, 2013	December 31, 2012
Term Loan	$12,023,000	$12,579,000
Seller Note	6,595,000	6,306,000
Contingent obligation – Seller	11,466,000	11,466,000
Other long term liabilities	42,000	45,000
Total	30,126,000	30,396,000
Current portion	1,688,000	1,350,000
Total long term liabilities	$28,438,000	$29,046,000

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2012	2011
Term Note	$12,579,000	$12,344,000
Seller Note	6,306,000	5,765,000
Installment debt obligation	-	1,158,000
Contingent obligation – due to seller	11,466,000	17,765,000
Total	30,351,000	37,032,000
Current portion	1,350,000	44,000
Total long term liabilities	$29,001,000	$36,988,000

Schedule of Maturities of Long-term Loan [Table Text Block]	Annual principal obligations are as follows:
Year Ending December 31,
2013	$1,350,000
2014	2,025,000
2015	3,375,000
2016	6,750,000
Total	$13,500,000

Schedule Optional Prepayment Applicable Premium Percentage [Table Text Block]
Optional Prepayment.  IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment: (See Note 11, Subsequent Events)

Period	Applicable Premium
Prior to September 29, 2013	2%
Prior to September 29, 2014	1%
On or After September 29, 2014	0%

Optional Prepayment. IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment:

Period	Applicable Premium
Prior to September 29, 2013	2%
After September 29, 2013 and prior to September 29, 2014	1%
After September 29, 2014	0%

Schedule Of Debt Minimum Liquidity [Table Text Block]
Minimum Liquidity . Permit excess liquidity to be less than the amount set forth below during each applicable period set forth below:

Periods	Excess Liquidity
September 29, 2011 through December 31, 2011	$1,500,000
January 1, 2012 through March 31, 2012	$1,750,000
April 1, 2012 through June 30, 2012	$2,250,000
July 1, 2012 through September 30, 2012	$2,750,000
October 1, 2012 through December 31, 2012	$3,000,000
January 1, 2013 through June 30, 2013	$2,500,000
July 1, 2013 through September 30, 2013	$3,250,000
October 1, 2013 through March 31, 2014	$3,500,000
April 1, 2014 through June 30, 2014	$3,750,000
July 1, 2014 and thereafter	$4,000,000

Schedule Of Minimum Fixed Charge Coverage Ratio [Table Text Block]
Consolidated Fixed Charge Coverage Ratio . Permit the consolidated fixed charge coverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be less than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Minimum Fixed Charge Coverage Ratio
September 30, 2012 and December 31, 2012	1.90 to 1.00
March 31, 2013 and June 30, 2013	1.60 to 1.00
September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014	1.50 to 1.00
December 31, 2014 and March 31, 2015	1.30 to 1.00
June 30, 2015 and thereafter	1.15 to 1.00

Schedule Of Maximum Consolidated Leverage Ratio [Table Text Block]
Consolidated Total Leverage Ratio . Permit the consolidated total leverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be greater than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Maximum Consolidated Leverage Ratio
September 30, 2012 and December 31, 2012	3.50 to 1.00
March 31, 2013	3.30 to 1.00
June 30, 2013 and September 30, 2013	3.00 to 1.00
December 31, 2013	2.75 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014 and thereafter	2.00 to 1.00

Schedule Of Minimum Consolidated Earnings Before Interest Taxes Depreciation And Amortization [Table Text Block]
Minimum Consolidated EBITDA. Permit consolidated EBITDA (as defined in the Loan Agreement) as of the end of each of the fiscal quarters ending on the dates set forth for the period of four fiscal quarters ending on such dates below to be less than the amount set forth opposite such quarter in the table below; provided that for the fiscal quarters ended on December 31, 2011, March 31, 2012 and June 30, 2012, such periods shall be one fiscal quarter, two fiscal quarters and three fiscal quarters, respectively:

Fiscal Quarter	Consolidated EBITDA
December 31, 2011	$250,000
March 31, 2012	$1,250,000
June 30, 2012	$2,500,000
September 30, 2012	$4,000,000
December 31, 2012 and March 31, 2013	$4,250,000
June 30, 2013	$4,500,000
September 30, 2013	$4,750,000
December 31, 2013 and thereafter	$5,000,000

Schedule Of Royalty Targets and Percentage Of Potential Earn Out Value [Table Text Block]
The royalty targets and percentage of the potential Earn-Out Value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The royalty targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period (October 1, 2011 to September 30, 2012)	$16,000,000	$7,500,000
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The fair value for the Warrants was estimated $.12 for each warrant to purchase one share of common stock using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	22%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	2.5 years
Risk-Free Interest Rate	0.39%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

The fair value for all options and warrants was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	35-42%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	3 – 5.75 years
Risk-Free Interest Rate	0.42% - 0.98%

The options that the Company granted under its plans expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

The fair value for these options and warrants for all years was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	The Year Ended December 31, 2012	The Period September 29, 2011 to December 31, 2011
Expected Volatility (i)	39-40%	35-42%
Expected Dividend Yield	0%	0%
Expected Life (Term) (ii)	4-5 years	3 – 5.75 years
Risk-Free Interest Rate	0.70 – 0.80%	0.42% - 0.98%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance Staff accounting bulletin (“SAB”) Topic 14.02 in accordance with SAB no. 110.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock options for the Current Six Months is as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at January 1, 2013	345,000	$4.54
Granted	-	-
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(125)	-
Outstanding at June 30, 2013	344,875	$4.55
Exercisable at June 30, 2013	214,233	$4.63

Summary of the Company’s stock options for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 are as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at September 29, 2011	-	$-
Granted	267,125	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	267,125	5.00
Granted	105,500	3.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(27,625)	(3.06)
Outstanding and expected to vest at December 31, 2012	345,000	$4.54
Exercisable at December 31, 2012	174,858	$5.00

Schedule of Share-based Compensation, Stock Warrant Activity [Table Text Block]
A summary of the Company’s warrants for the Current Six Months is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at January 1, 2013	1,132,043	$2.47
Granted (See private offering of equity securities above)	312,500	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at June 30, 2013 and expected to vest.	1,444,543	$3.01
Exercisable at June 30, 2013	1,394,543	$2.94

A summary of the Company’s warrants for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at September 29, 2011	1,065	$0.52
Granted	1,268,478	1.88
Canceled	-	-
Exercised	(50,000)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2011	1,219,543	1.95
Granted	75,000	5.50
Canceled	-	-
Exercised	(162,500)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2012	1,132,043	$2.47
Exercisable at December 31, 2012	1,082,043	$2.35

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the Company’s restricted stock for the Current Six Months is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2013	964,607	$3.00
Granted	1,399,750	3.86
Canceled	-	-
Vested	(16,868)	3.00
Expired/Forfeited	-	-
Outstanding at June 30, 2013	2,347,489	$3.51

A summary of the Company’s restricted stock for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

	Restricted Shares	Weighted- Average Grant Date Fair value
Outstanding at September 28, 2011	-	$-
Granted	17,125	3.34
Canceled	-	-
Vested	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	17,125	3.34
Granted	1,544,943	3.00
Canceled	-	-
Vested	(596,586)	3.00
Expired/Forfeited	(875)	3.34
Outstanding at December 31, 2012	964,607	$3.00

Schedule Of Common Stock Repurchased [Table Text Block]
The following table provides information with respect to purchases by the Company of shares of its common stock during the fiscal 2012. There were no purchases of its common stock by the Company for the period September 29, 2011 to December 31, 2011.

Date	Total Number of Shares Purchased (a)	Average Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of re-purchased shares
November 15, 2012	218,163	$3.00	-	$654,000
December 1, 2012	18,870	3.00	-	56,000
Total	237,033	$3.00	-	$710,000

(a)
All of the shares in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.

Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Shares used in calculating basic and diluted loss per share are as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Basic and diluted	9,138,085	6,981,216	8,243,999	6,395,698

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Basic	6,936,452	5,770,266	N/A
Effect of exercise of warrants	641,109	N/A	N/A
Diluted	7,577,561	N/A	N/A

Schedule of Weighted Average Number of Shares [Table Text Block]
The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Stock options and warrants	583,084	646,345	583,084	692,980

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision (benefit) for federal, and state and local income taxes in the consolidated statements of operations consists of the following:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Current:
Federal	$109,000	$-	$-
State and local	53,000	-	175,000
Total current	162,000	-	175,000

Deferred:
Federal	(754,000)	(178,000)	-
State and local	(174,000)	(12,000)	-
Total deferred	(928,000)	(190,000)	-
Total provision (benefit)	$(766,000)	$(190,000)	$175,000

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The reconciliation of income tax computed at the Federal and state statutory rate to the Company’s loss before taxes are as follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 28, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
U.S. statutory federal rate	34.0%	34.0%	-%
State and local, net of federal tax	6.3%	2.5%	4.0%
Gain on reduction of contingent obligation	(72.5)%	-%	-%
Deferred tax adjustment	6.7%	(18.6)%	-%
Other permanent differences	3.6%	-%	0.5%
Income tax provision (benefit)	(21.9)%	17.9%	4.5%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets
Federal state and local net operating loss carryforwards	$-	$337,000
Property and equipment	34,000	-
Stock based compensation	1,439,000	149,000
Accrued compensation and other accrued expenses	91,000	19,000
Allowance for doubtful accounts	10,000	-
Royalty advances	222,000	-
Total deferred tax assets	$1,796,000	$505,000

Deferred tax liability
Property and equipment	$-	$(15,000)
Basis difference arising from discounted note payable	(602,000)	(644,000)
Basis difference arising from intangible assets of acquisition	(11,371,000)	(10,951,000)
Total deferred tax liabilities	(11,973,000)	(11,610,000)
Net deferred tax liabilities	$(10,177,000)	$(11,105,000)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Non Capital Leases [Table Text Block]
We lease our current facility under an operating lease expiring on February 28, 2016. The future minimum non-cancelable lease payments are as follows:

Lease Payments
Year ending December 31, 2013	$555,000
Year ending December 31, 2014	584,000
Year ending December 31, 2015	601,000
Year ending December 31, 2016	102,000
Total future minimum lease payments	$1,842,000

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Employment Contract Payments
Year ending December 31, 2013	$2,673,000
Year ending December 31, 2014	2,303,000
Total future minimum employment contract payments	$4,976,000

Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Revenue:
Net licensing revenue	$2,885,000	$2,456,000	$5,788,000	$5,050,000
Design and service fee income	289,000	368,000	574,000	654,000
Design and licensing revenues	3,174,000	2,824,000	6,362,000	5,704,000
Retail sales	32,000	-	32,000	-
Total revenues	$3,206,000	$2,824,000	$6,394,000	$5,704,000

Operating loss:
Design and licensing	$(1,370,000)	$(810,000)	$(831,000)	$(122,000)
Retail	(93,000)	-	(93,000)	-
Total operating loss	$(1,463,000)	$(810,000)	$(924,000)	$(122,000)

	Three Months Ended		Six Months Ended
Capital Expenditures	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Property and equipment:
Design and licensing	$46,000	$47,000	$97,000	$91,000
Retail	118,000	-	118,000	-
Total capital expenditures	$164,000	$47,000	$215,000	$91,000

Long Lived Assets	June 30, 2013	December 31, 2012
Trademarks and other intangibles, net:
Design and licensing	$45,572,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,572,000	$45,835,000
Property and equipment:
Design and licensing	$1,033,000	$1,113,000
Retail	117,000	-
Total property and equipment	$1,150,000	$1,113,000

Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments are as follows:

Date of Payment	Amount of Principal Payment

October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015	$250,000

October 1, 2015, January 1, 2016, April 1, 2016 and July, 2016	$625,000

October 1, 2016, January 1, 2017, April 1, 2016 and July, 2017	$750,000

October 1, 2017, January 1, 2018 and April 1, 2018	$875,000

July 1, 2018	$3,875,000

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Probability of Tax Benefit, Percentage				50.00%			50.00%
Accounts receivable, net	$ 3,718,000		$ 2,191,000	$ 3,718,000			$ 3,428,000	$ 2,191,000
Allowance for Doubtful Accounts Receivable	29,000		0	29,000			25,000	0
Unbilled Receivables, Current	1,147,000			1,147,000			699,000
Inventory Write-down				4,000
Accounts Receivable, Gross			2,191,000				3,428,000	2,191,000
Accrued Fees and Other Revenue Receivable			377,000				699,000	377,000
Royalty Agreement With QVC [Member]
Accounts Receivable, Gross	1,901,000		1,800,000	1,901,000			1,901,000	1,800,000
Revenue From Royalty Percentage	62.00%	67.00%		62.00%	67.00%		59.00%
Royalty Revenue, Total	1,992,000	1,900,000		3,984,000	3,800,000		7,700,000
Accounts Receivables, Percentage	51.00%		82.00%	51.00%			55.00%	82.00%
Royalty Agreement With QVC [Member] | Predecessor [Member]
Revenue From Royalty Percentage						62.00%
Royalty Revenue, Total						5,400,000
Royalty Agreement With QVC [Member] | Successor [Member]
Revenue From Royalty Percentage			67.00%
Royalty Revenue, Total			1,900,000
Royalty Agreement With LCNY [Member]
Accounts Receivable, Gross	1,397,000		400,000	1,397,000		2,500,000	699,000	400,000
Revenue From Royalty Percentage	16.00%	13.00%	13.00%	16.00%	13.00%	28.00%	13.00%
Royalty Revenue, Total	500,000	375,000		1,000,000	750,000		1,700,000	400,000
Accounts Receivables, Percentage	38.00%		18.00%	38.00%			20.00%	18.00%
Term Of License Agreement Description							The initial term of the LCNY Agreement continues through July 31, 2013, after which there is an initial renewal term through July 31, 2016, followed by four one-year renewal terms through July 31, 2020, unless otherwise terminated based on the terms of the FNP License Agreement.
Royalty Agreement With LCNY [Member] | Predecessor [Member]
Deferred Revenue						$ 9,000,000
Maximum [Member]
Property, Plant and Equipment, Useful Life							7 years
Minimum [Member]
Property, Plant and Equipment, Useful Life							3 years

Trademarks, Goodwill and Other Intangibles (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Trademarks	$ 44,500,000	$ 44,500,000	$ 44,500,000
Licensing agreements	2,000,000	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(928,000)	(665,000)	(136,000)
Net carrying amount	$ 45,572,000	$ 45,835,000	$ 46,364,000

Trademarks, Goodwill and Other Intangibles (Details 1) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Amortization of Intangible Assets	$ 132,000	$ 132,000	$ 136,000	$ 263,000	$ 264,000	$ 529,000
Year Ending December 31, 2013 [Member]
Licensing Agreements, Carrying Value						806,000
Amortization of Intangible Assets						529,000
Year Ending December 31, 2014 [Member]
Licensing Agreements, Carrying Value						277,000
Amortization of Intangible Assets						529,000
YearEndingDecember 31, 2015 [Member]
Licensing Agreements, Carrying Value						0
Amortization of Intangible Assets						$ 277,000

Trademarks, Goodwill and Other Intangibles (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Amortization of Intangible Assets	$ 132,000	$ 132,000	$ 136,000	$ 263,000	$ 264,000	$ 529,000
Business Acquisition Purchase Price Allocation Goodwill	$ 12,371,000		$ 12,371,000	$ 12,371,000		$ 12,371,000

Acquisition of the Isaac Mizrahi Business (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Components of purchase price:
Cash paid at closing	$ 9,674,000
Cash deposited with escrow agent	500,000
3,703,688 shares of common stock of the Company valued at $3.34 per share	12,370,000
Seller Note	7,377,000
Seller Note discount (See Note 5, Debt)	(1,740,000)
Contingent obligations - Due to Seller	17,766,000
Long term installment obligation (Earthbound) (See Note 5, Debt)	1,132,000
Seller Licensee obligation assumed and paid at closing	1,500,000
Total purchase price	48,579,000
Allocation of purchase price:
Trademark and other related intangible assets	46,500,000
Goodwill	12,371,000
Property, furniture and equipment	1,233,000
Deferred tax liability	(11,525,000)
Total assets acquired	$ 48,579,000

Acquisition of the Isaac Mizrahi Business (Details 1) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2013
Applicable Less Than 76 [Member]
% OF EARN-OUT VALUE EARNED	0.00%	0.00%
Applicable 76 Up To 80 [Member]
% OF EARN-OUT VALUE EARNED	40.00%	40.00%
Applicable 80 Up To 90 [Member]
% OF EARN-OUT VALUE EARNED	70.00%	70.00%
Applicable 90 Up To 95 [Member]
% OF EARN-OUT VALUE EARNED	80.00%	80.00%
Applicable 95 Up To 100 [Member]
% OF EARN-OUT VALUE EARNED	90.00%	90.00%
Applicable 100 Or Greater [Member]
% OF EARN-OUT VALUE EARNED	100.00%	100.00%
First Royalty Target Period [Member]
ROYALTY TARGET	16,000,000
EARN-OUT VALUE	7,500,000
Second Royalty Target Period [Member]
ROYALTY TARGET	20,000,000	20,000,000
EARN-OUT VALUE	7,500,000	7,500,000
Third Royalty Target Period [Member]
ROYALTY TARGET	22,000,000	22,000,000
EARN-OUT VALUE	7,500,000	7,500,000
Fourth Royalty Target Period [Member]
ROYALTY TARGET	24,000,000	24,000,000
EARN-OUT VALUE	7,500,000	7,500,000

Acquisition of the Isaac Mizrahi Business (Details 2) (Isaac Mizrahi Business [Member], USD $)	3 Months Ended
Dec. 31, 2011
Isaac Mizrahi Business [Member]
Total Revenues	$ 11,375,000
Net Income	$ 1,082,000
Weighted average number of common shares outstanding
Basic (in shares)	5,750,259
Diluted (in shares)	6,546,252
Basic earnings per common share (in dollars per share)	$ 0.19
Diluted earnings per common share (in dollars per share)	$ 0.17

Acquisition of the Isaac Mizrahi Business (Details Textual) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 28, 2011 Earthbound, Llc [Member]	Sep. 28, 2011 Escrow Agent [Member]	Dec. 31, 2011 I M Ready Made L L C [Member]	Sep. 28, 2011 I M Ready Made L L C [Member]	Dec. 31, 2012 Q V C Inc [Member]
Stock Issued During Period, Shares, Acquisitions				944,688		2,759,000
Stock Issued During Period, Value, Acquisitions				$ 3,155,000
Payments to Acquire Businesses, Gross			9,674,000
Business Acquisition Purchase Price Allocation Seller Note Discount Note			(1,740,000)
Escrow Deposit			500,000
Prepaid Interest On Note	123,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					1,200,000
Royalty Earn Out Value							7,500,000
Business Acquisition Cost Of Acquired Entity Description Of Purchase Price Components 1							the number of shares to be issued based upon the greater of (i) $4.50 and (ii) average stock price for the last twenty days in such period and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the Net Royalty Income targets set forth below during those years.
Equity Pay Out To Acquisition Of Business	15,000,000
Earn Out Payments								2,765,000
Business Acquisitions Net Royalty Income								2,500,000
Business Acquisition, Description Of Acquired Entity								stock based upon the greater of (x) $4.50 and (y) fair market value of the common stock at the time of such issuance (the “QVC Earn-out’). The 4th anniversary from the date of the closing is September 29, 2015.
Business Acquisition, Date of Acquisition Agreement								Sep 29, 2015
Percentage Of Lockup Shares	25.00%
Goodwill, Period Increase (Decrease)		12,371,000	1,274,000
Increase (Decrease) in Deferred Income Taxes			$ 1,274,000

Significant Contracts (Details Textual) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Gross			$ 2,191,000				$ 3,428,000	$ 2,191,000
Royalty Agreement With QVC [Member]
Royalty Revenue	1,992,000	1,900,000		3,984,000	3,800,000		7,700,000
Revenue from Royalty, Percentage	62.00%	67.00%		62.00%	67.00%		59.00%
Accounts Receivable, Gross	1,901,000		1,800,000	1,901,000			1,901,000	1,800,000
Accounts Receivables, Percentage	51.00%		82.00%	51.00%			55.00%	82.00%
Royalty Agreement With LCNY [Member]
Royalty Revenue	500,000	375,000		1,000,000	750,000		1,700,000	400,000
Revenue from Royalty, Percentage	16.00%	13.00%	13.00%	16.00%	13.00%	28.00%	13.00%
Accounts Receivable, Gross	$ 1,397,000		$ 400,000	$ 1,397,000		$ 2,500,000	$ 699,000	$ 400,000
Accounts Receivables, Percentage	38.00%		18.00%	38.00%			20.00%	18.00%

Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Term Loan	$ 12,023,000	$ 12,579,000	$ 12,344,000
Seller Note	6,595,000	6,306,000	5,765,000
Installment debt obligation		0	1,158,000
Contingent obligation - Seller	11,466,000	11,466,000	17,765,000
Other long term liabilities	42,000	45,000
Total	30,126,000	30,396,000	37,032,000
Current portion	1,688,000	1,350,000	0
Total long term liabilities	$ 28,438,000	$ 29,046,000	$ 36,988,000

Debt (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 30,126,000	$ 30,396,000	$ 37,032,000
Loans Payable [Member]
2013		1,350,000
2014		2,025,000
2015		3,375,000
2016		6,750,000
Total		$ 13,500,000

Debt (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Prior to September 29, 2013 [Member]
Applicable Premium	2.00%	2.00%
Prior To September 29, 2014 [Member]
Applicable Premium	1.00%	1.00%
On Or After September 29, 2014 [Member]
Applicable Premium	0.00%	0.00%

Debt (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
September 29, 2011 through December 31, 2011 [Member]
Excess Liquidity	$ 1,500,000
January 1, 2012 through March 31, 2012 [Member]
Excess Liquidity	1,750,000
April 1, 2012 through June 30, 2012 [Member]
Excess Liquidity	2,250,000
July 1, 2012 through September 30, 2012 [Member]
Excess Liquidity	2,750,000
October 1, 2012 through December 31, 2012 [Member]
Excess Liquidity	3,000,000
January 1, 2013 through June 30, 2013 [Member]
Excess Liquidity	2,500,000
July 1, 2013 through September 30, 2013 [Member]
Excess Liquidity	3,250,000
October 1, 2013 through March 31, 2014 [Member]
Excess Liquidity	3,500,000
April 1, 2014 through June 30, 2014 [Member]
Excess Liquidity	3,750,000
July 1, 2014 and thereafter [Member]
Excess Liquidity	$ 4,000,000

Debt (Details 4)	12 Months Ended
Dec. 31, 2012
September 30, 2012 and December 31, 2012 [Member]
Minimum Fixed Charge Coverage Ratio	1.90 to 1.00
March 31, 2013 and June 30, 2013 [Member]
Minimum Fixed Charge Coverage Ratio	1.60 to 1.00
September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014 [Member]
Minimum Fixed Charge Coverage Ratio	1.50 to 1.00
December 31, 2014 and March 31, 2015 [Member]
Minimum Fixed Charge Coverage Ratio	1.30 to 1.00
June 30, 2015 and thereafter [Member]
Minimum Fixed Charge Coverage Ratio	1.15 to 1.00

Debt (Details 5)	12 Months Ended
Dec. 31, 2012
September 30, 2012 and December 31, 2012 [Member]
Maximum Consolidated Leverage Ratio	3.50 to 1.00
March 31, 2013 [Member]
Maximum Consolidated Leverage Ratio	3.30 to 1.00
June 30, 2013 and September 30, 2013 [Member]
Maximum Consolidated Leverage Ratio	3.00 to 1.00
December 31, 2013 [Member]
Maximum Consolidated Leverage Ratio	2.75 to 1.00
March 31, 2014 [Member]
Maximum Consolidated Leverage Ratio	2.25 to 1.00
June 30, 2014 and thereafter [Member]
Maximum Consolidated Leverage Ratio	2.00 to 1.00

Debt (Details 6) (USD $)	12 Months Ended
Dec. 31, 2012
December 31, 2011 [Member]
Consolidated EBITDA	$ 250,000
March 31, 2012 [Member]
Consolidated EBITDA	1,250,000
June 30, 2012 [Member]
Consolidated EBITDA	2,500,000
September 30, 2012 [Member]
Consolidated EBITDA	4,000,000
December 31, 2012 and March 31, 2013 [Member]
Consolidated EBITDA	4,250,000
June 30, 2013 [Member]
Consolidated EBITDA	4,500,000
September 30, 2013 [Member]
Consolidated EBITDA	4,750,000
December 31, 2013 and thereafter [Member]
Consolidated EBITDA	$ 5,000,000

Debt (Details 7) (USD $)	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
First Royalty Target Period [Member]
ROYALTY TARGET		$ 16,000,000
EARN-OUT VALUE		7,500,000
ROYALTY TARGET PERIODS	October 1, 2011 to September 30, 2012
Second Royalty Target Period [Member]
ROYALTY TARGET		20,000,000	20,000,000
EARN-OUT VALUE		7,500,000	7,500,000
ROYALTY TARGET PERIODS	October 1, 2012 to September 30, 2013		October 1, 2012 to September 30, 2013
Third Royalty Target Period [Member]
ROYALTY TARGET		22,000,000	22,000,000
EARN-OUT VALUE		7,500,000	7,500,000
ROYALTY TARGET PERIODS	October 1, 2013 to September 30, 2014		October 1, 2013 to September 30, 2014
Fourth Royalty Target Period [Member]
ROYALTY TARGET		24,000,000	24,000,000
EARN-OUT VALUE		$ 7,500,000	$ 7,500,000
ROYALTY TARGET PERIODS	October 1, 2014 to September 30, 2015		October 1, 2014 to September 30, 2015
Applicable Less than 76% [Member]
% OF EARN-OUT VALUE EARNED		0.00%	0.00%
Applicable 76% up to 80% [Member]
% OF EARN-OUT VALUE EARNED		40.00%	40.00%
Applicable 80% up to 90% [Member]
% OF EARN-OUT VALUE EARNED		70.00%	70.00%
Applicable 90% up to 95% [Member]
% OF EARN-OUT VALUE EARNED		80.00%	80.00%
Applicable 95% up to 100% [Member]
% OF EARN-OUT VALUE EARNED		90.00%	90.00%
Applicable 100% or Greater [Member]
% OF EARN-OUT VALUE EARNED		100.00%	100.00%

Debt (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended										3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Jun. 30, 2013 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member]	Dec. 31, 2011 Loans Payable [Member]	Sep. 28, 2011 Loans Payable [Member] Midmarket Capital Partners Llc [Member]	Dec. 31, 2012 Loans Payable [Member] Until January 5, 2013 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2013 Through October 5, 2013 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2014 Through October 5, 2014 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2015 Through October 5, 2015 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2016 Through Maturity Date [Member]	Dec. 31, 2011 Seller Note [Member]	Jun. 30, 2013 Seller Note [Member]	Sep. 28, 2011 Seller Note [Member]	Dec. 31, 2012 Seller Note [Member]	Nov. 21, 2012 Long-term Installment Obligations [Member]	Dec. 31, 2012 Long-term Installment Obligations [Member]	Dec. 31, 2011 Long-term Installment Obligations [Member]	Sep. 28, 2011 Lender Warrants [Member]	Dec. 31, 2012 Lender Warrants [Member]	Dec. 31, 2011 Lender Warrants [Member]	Jun. 30, 2013 IM Ready Made LLC [Member]	Dec. 31, 2012 IM Ready Made LLC [Member]	Jun. 30, 2013 Earn-Out Obligation [Member]	Dec. 31, 2012 Earn-Out Obligation [Member]	Dec. 31, 2011 Earn-Out Obligation [Member]	Jun. 30, 2013 QVC Inc [Member]	Dec. 31, 2012 QVC Inc [Member]
Long-term Debt, Principal Payments										$ 13,500,000											$ 1,500,000
Long-term Debt, Contingent Payment of Principal or Interest					The principal amount of the Loan is payable quarterly as follows: 2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.	The principal amount of the Loan is payable quarterly as follows: 0% until January 5, 2013, 2.5% each quarter from January 5, 2013 through October 5, 2013; 3.75% each quarter from January 5, 2014 through October 5, 2014; 6.25% each quarter from January 5, 2015 through October 5, 2015; and 12.5% each quarter from January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					8.50%	8.50%
Percentage of Excess Cash Flow	50.00%		50.00%
Excess Liquidity Amount				3,000,000																						3,000,000
Warrants Issued to Purchase Common Stock (in shares)																							364,428
Long Term Debt Other							500,000
Notes Payable, Total	12,023,000		12,579,000	12,344,000																				12,579,000	12,344,000
Debt Instrument, Face Amount																		7,377,000
Stated Interest Rate on Note Payable																		0.25%	0.25%
Subordinated Borrowing, Interest Rate																9.25%			9.25%
Debt Instrument, Unamortized Discount		1,214,000														1,740,000			1,740,000
Unamortization of Debt Discount (Premium)	802,000		921,000														782,000		1,071,000					921,000	1,156,000
Imputed Annual Interest Rate																9.00%			9.00%
Initial Outstanding Value of Long-term Debt or Borrowing																		5,637,000
Initial Prepaid Interest																123,000			123,000
Seller Note	6,595,000		6,306,000	5,765,000
Debt Instrument, Maturity Date, Description																	(i) the fair market value of the Common Stock on the Seller Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, the Seller will have the option to extend the maturity of the Seller Note to the Subsequent Seller Maturity Date. If the maturity date of the Seller Note is so extended, the Seller will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Seller Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Seller Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Seller Note outstanding on the Subsequent Seller Maturity Date by the fair market value of the Common Stock on the Seller Maturity Date. In addition, at any time the Seller Note is outstanding, the Company has the right to convert the Seller Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50.		(i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock
Exercise Price of Common Stock																												$ 4.5
Royalty Earn Out Value																											7,500,000	7,500,000
Earn Out Payments																															2,766,000	2,800,000
Business Acquisitions, Net Royalty Income																															2,500,000	2,500,000
Earn Out Date																															Sep 30, 2015	Sep 30, 2015
Business Acquisition, Description of Acquired Entity																											the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving net royalty income targets set forth below during those years.				stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the QVC Earn-Out). The current term of the QVC Agreement runs through September 30, 2015.	stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-out’). The current term of the QVC Agreement runs through September 30, 2015.
Business Acquisition, Contingent Consideration, at Fair Value																												11,466,000	11,466,000		2,766,000	2,800,000
Long-term Debt, Total	30,126,000		30,396,000	37,032,000				13,500,000								5,765,000			6,306,000				12,286,000					8,700,000	8,700,000	15,000,000
Debt Instrument Periodic Payment Percentage											0.00%	2.50%	3.75%	6.25%	12.50%
Other Long-term Debt, Current								500,000	500,000
Percentage Of Common Stock																							5.00%
Warrants Exercise Price Per Share																							$ 0.01
Market Value Of Warrants Per Share		$ 3.33
Capital Expenditures Incurred			400,000
Gains (Losses) on Extinguishment of Debt																					422,000								6,300,000
Debt Instrument, Interest Rate, Effective Percentage																					9.25%
Debt Instrument Optional Prepayment																					1,132,000
Payments Made By Seller At Time Of Acquisition																				537,500
Stock Issued During Period Value Settlement Of Debt																				180,000
Stock Issued During Period Shares Settlement Of Debt																				60,000
Debt Instrument, Fair Value Disclosure																					717,000
Debt Instrument, Debt Default, Amount																					1,139,000
Installment Debt Obligation Current			$ 0	$ 44,000																	$ 0	$ 1,200,000

Stockholders' Equity (Details)	3 Months Ended		12 Months Ended		6 Months Ended				3 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2011		Dec. 31, 2012		Jun. 30, 2013 Warrant [Member]		Jun. 30, 2013 Warrant [Member] Equity Option [Member]		Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Warrant [Member] Equity Option [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Warrant [Member] Equity Option [Member]
Expected Volatility					22.00%	[1]
Expected Volatility Rate, Minimum	35.00%	[1]	39.00%	[1]			35.00%	[1]
Expected Volatility Rate, Maximum	42.00%	[1]	40.00%	[1]			42.00%	[1]
Expected Dividend Yield	0.00%		0.00%		0.00%		0.00%
Expected Life (Term)					2 years 6 months	[2]			3 years [2]	4 years [2]	3 years [2]	5 years 9 months [2]	5 years [2]	5 years 9 months [2]
Risk-Free Interest Rate					0.39%
Risk-Free Interest Rate, Minimum	0.42%		0.70%				0.42%
Risk-Free Interest Rate, Maximum	0.98%		0.80%				0.98%

[1]	Due to the Company���s limited trading activity, the Company used the average volatility of similar companies in its industry.
[2]	Due to the Company���s limited history, the expected life of options was calculated using the ���simplified method��� in accordance with Staff Accounting Bulletin (���SAB���) Topic 14.02 in accordance with SAB 110.

Stockholders' Equity (Details 1) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Options, Outstanding, Beginning Balance	0	345,000	267,125
Options, Granted	267,125	0	105,500
Options, Canceled	0	0	0
Options, Exercised	0	0	0
Options, Expired/Forfeited	0	(125)	(27,625)
Options, Outstanding, Ending Balance	267,125	344,875	345,000
Options, Exercisable		214,233	174,858
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0	$ 4.54	$ 5
Weighted-Average Exercise Price, Granted	$ 5	$ 0	$ 3
Weighted-Average Exercise Price Canceled	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Expired/Forfeited	$ 0	$ 0	$ (3.06)
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 5	$ 4.55	$ 4.54
Weighted-Average Exercise Price, Exercisable		$ 4.63	$ 5

Stockholders' Equity (Details 2) (Warrant [Member], USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Warrant [Member]
Warrants, Outstanding, Beginning Balance	1,065	1,132,043	1,219,543
Warrants, Granted (See private offering of equity securities above)	1,268,478	312,500	75,000
Warrants, Canceled	0	0	0
Warrants, Exercised	(50,000)	0	(162,500)
Warrants, Expired/Forfeited	0	0	0
Warrants, Outstanding, Ending Balance	1,219,543	1,444,543	1,132,043
Warrants, Exercisable		1,394,543	1,082,043
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 0.52	$ 2.47	$ 1.95
Weighted-Average Exercise Price, Granted (See private offering of equity securities above)	$ 1.88	$ 5	$ 5.5
Weighted-Average Exercise Price, Canceled	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ (0.01)	$ 0	$ (0.01)
Weighted-Average Exercise Price, Expired/Forfeited	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 1.95	$ 3.01	$ 2.47
Weighted-Average Exercise Price, Exercisable		$ 2.94	$ 2.35

Stockholders' Equity (Details 3) (Restricted Stock [Member], USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock [Member]
Restricted Shares, Outstanding, Beginning Balance	0	964,607	17,125
Restricted Shares, Granted	17,125	1,399,750	1,544,943
Restricted Shares, Canceled	0	0	0
Restricted Shares, Vested	0	(16,868)	(596,586)
Restricted Shares, Expired/Forfeited	0	0	(875)
Restricted Shares, Outstanding, Ending Balance	17,125	2,347,489	964,607
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 0	$ 3	$ 3.34
Weighted-Average Grant Date Fair Value, Granted	$ 3.34	$ 3.86	$ 3
Weighted-Average Grant Date Fair Value, Cancelled	$ 0	$ 0	$ 0
Weighted-Average Grant Date Fair Value, Vested	$ 0	$ 3	$ 3
Weighted-Average Grant Date Fair Value, Expired/Forfeited	$ 0	$ 0	$ 3.34
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 3.34	$ 3.51	$ 3

Stockholders' Equity (Details 4) (Restricted Stock [Member], USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Nov. 15, 2012	Dec. 31, 2012	Dec. 31, 2012
Restricted Stock [Member]
Total Number of Shares Purchased	218,163	18,870	237,033
Average Price Paid per Share (in dollars per share)	$ 3	$ 3	$ 3
Number of Shares Purchased as Part of Publically Announced Plan	0	0	0
Fair value of re-purchased shares	$ 654,000	$ 56,000	$ 710,000

Stockholders' Equity (Details Textual) (USD $)	1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	14 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended								1 Months Ended			0 Months Ended	1 Months Ended			6 Months Ended			1 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended			1 Months Ended		12 Months Ended
	Jun. 05, 2013	Jun. 01, 2012	Oct. 17, 2011	Dec. 31, 2011	Jun. 30, 2013	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011 Equity Option [Member]	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2011 Equity Option [Member]	Dec. 31, 2011 Private Placement [Member]	Sep. 28, 2011 Netfabrics [Member]	Dec. 31, 2011 IM Ready Made LLC [Member]	Sep. 28, 2011 IM Ready Made LLC [Member]	Oct. 17, 2011 Mr Stephen J Cole Hatchard [Member]	Sep. 28, 2011 Beaufort Ventures Plc [Member]	Dec. 31, 2012 January 1 2013 Through April 30 2014 [Member] Equity Option [Member]	Apr. 30, 2013 Management [Member]	Jun. 05, 2013 Management [Member]	May 01, 2013 Non Executive Employees [Member]	Apr. 30, 2013 Non Management Directors [Member]	Dec. 31, 2012 Executive Officer [Member]	Dec. 31, 2011 Management Warrants [Member]	Dec. 31, 2011 Investor Warrants [Member]	Dec. 31, 2012 Investor Warrants [Member]	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jun. 30, 2013 Warrant [Member] Maximum [Member] Equity Option [Member]	Jun. 30, 2013 Licensee Warrants [Member]	Jun. 30, 2012 Licensee Warrants [Member]	Dec. 31, 2011 Licensee Warrants [Member]	Jun. 30, 2013 Licensee Warrants [Member]	Jun. 30, 2012 Licensee Warrants [Member]	Dec. 31, 2012 Licensee Warrants [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Nov. 15, 2012 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Lender Warrants [Member]	Sep. 30, 2011 Lender Warrants [Member]	Dec. 31, 2012 Lender Warrants [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member]	Oct. 17, 2011 Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member]	Oct. 21, 2011 Equity Incentive Plan 2011 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] May 15 2013 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] May 15 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] November 15 2012 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2013 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2014 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2014 [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Management [Member] December 1 2012 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] November 15 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] September 30 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] March 31 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] March 31 2015 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	May 31, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] November 15 2013 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] November 15 2013 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] April 30 2014 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] April 30 2015 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] December 1 2012 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] December 1 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] March 31 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] March 31 2015 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] Stock Compensation Plan [Member]
Common Stock, Shares, Issued				5,810,444	10,168,302		7,339,979					944,668							1,428,573
Proceeds from Issuance of Common Stock	$ 5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																										5,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																																																						1,100,000			17,125					1,270,000		242,775	1,100,000											29,750				50,000						100,000		138,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									576																																														166,670	8,188			1,025,000			195,000					1,025,000		38,765		242,775	551,747	1,075,000				50,000					25,084	50,000							138,335	67,472
Options, Shares expected to vest after December 31, 2012																																																												37,500	37,500							37,500		37,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		53,995																																																						509,488										509,488											24,916				24,916								70,863
Stock Repurchased During Period, Shares																																											218,163	18,870						237,033						209,623							209,623														8,540										18,870
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																																																																															105,500
Restricted Stock Award Exercise Price Per Share																																																																														$ 3	$ 3
Percentage Of Share Based Payment Award Vested In Year One																																																																										50.00%					50.00%					50.00%								50.00%
Percentage Of Share Based Payment Award Vested In Year Two																																																																											50.00%				50.00%						50.00%								50.00%
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures									728																																																																						26,750
Allocated Share-based Compensation Expense																								324,000	44,000	11,000	11,000		22,000	22,000									20,000	19,000	39,000	29,000			2,261,000	1,379,000	5,000	2,296,000	1,386,000	4,514,000
Expected Share Based Compensation Expenses For Next 10 Months																																							44,000		44,000
Expected Share Based Compensation Expenses For Next 3 Months																										11,000			11,000
Expected Share Based Compensation Expenses For Next 15 Months																																													584,000			584,000
Additional Amount Expected To Be Expensed																																													2,694,000			2,694,000
Stock Options Issued Shares Former Equity Plan																																									576
Stock Options Issued Value Per Share Former Equity Plan																																									$ 728
Warrants Issued for the Purchase of Common Stock																																				75,000		75,000
Exercise Price of Common Stock																																				$ 5.5		$ 5.5
Term Of Warrants																																				5 years
Discount On Licensing Revenue																																	1,000	1,000	1,000	2,000	2,000	5,000
Additional Amount Expected To Be Amortized																																				15,000		17,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																																								3,330,840		1,931,090
Common Stock, Capital Shares Reserved for Future Issuance					3,721,084		4,808,459
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																		2 years		2 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date					10.00%
Shares Issued, Price Per Share					$ 3.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.43	$ 0.99																							$ 0.12																																															$ 105,500
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001		$ 0.001
Sale of Stock, Price Per Share					$ 3.499
Stock Issued During Period, Shares, New Issues													1,200,000	2,759,000	47,132
Common Stock Outstanding Prior To Merger												186,811				20,000
Warrants Issued To Purchase Common Stock												1,064											463,750		430,500																											364,428
Common Stock, Shares, Outstanding				5,810,444	10,168,302		7,339,979					5,743,319
Payments for Merger Related Costs												125,000
Proceeds from Issuance of Long-term Debt, Total											4,305,000																																									12,286,000
Sale Of Common Stock Units Description											8.61
Shares Consist In Each Common Stock Unit											100,000
Warrants And Common Stock Price Per Unit											500,000
Warrants Exercise Price One											$ 0.01														$ 0.01
Purchase Of Common Stock Units																						4.25
Adjustments To Additional Paid In Capital Warrant Issued Shares				9,800
Fair Value Of Warrants Issued To Purchase Common Stock											3,000
Stockholders Equity, Reverse Stock Split												1 for 520.5479607
Stock Issued During Period, Shares, Share-based Compensation, Gross																																																							250,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period																												0	0		0																									875
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited																																																								875																							26,750
Share-based Compensation Arrangement by Share-based Payment Award, Award, Vesting Term			33.33% vested on the first anniversary of the grant and the 33.34% vest on the second anniversary of the grant.																																																																																											The employee stock options and restricted stock grants vested 50% on the first anniversary of the grant and vest 50% on the second anniversary of the grant.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									4 years 8 months 26 days	5 years 1 month 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									4 years 11 days	4 years 9 months 14 days
Employee Stock Ownership Plan (ESOP), Compensation Expense								44,000	65,000								83,000
Warrants Issued To Purchase Common Stock One																							363,750
Warrants Issued To Purchase Common Stock Two							12,500																100,000
Expected Share Based Compensation Expense For Next 9 Months							33,000
Common Stock Term																																						5 years
Additional Amount Expected To Be Amortized Term																																						45 months
Percentage Of Common Stock																																																				5.00%
Warrants Exercise Price Per Share																																																				$ 0.01
Market Value Of Warrants Per Share						$ 3.33
Debt Instrument, Unamortized Discount						1,214,000
Other Interest And Finance Charges																																																			58,000		235,000
Un amortized Portion To Be Expensed																																																		170,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value									$ 0	$ 0

Loss Per Share (Details)	3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]
Basic and diluted (in shares)	9,138,085	6,981,216	8,243,999	6,395,698
Basic (in shares)					5,770,266	6,936,452
Weighted Average Number Diluted Shares Outstanding Adjustment (in shares)						641,109
Diluted (in shares)						7,577,561

Loss Per Share (Details 1) (Employee Stock Option [Member])	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Employee Stock Option [Member]
Stock options and warrants	583,084	646,345	583,084	692,980

Loss Per Share (Details Textual)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	548,550
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	345,000

Income taxes (Details) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Current:
Federal						$ 0	$ 109,000	$ 0
State and local						0	53,000	175,000
Total current						0	162,000	175,000
Deferred:
Federal						(178,000)	(754,000)	0
State and local						(12,000)	(174,000)	0
Total deferred			(920,000)	(82,000)	(190,000)	(190,000)	(928,000)	0
Total provision (benefit)	$ (787,000)	$ (1,000)	$ (779,000)	$ (18,000)	$ (190,000)	$ (190,000)	$ (766,000)	$ 175,000

Income taxes (Details 1)	3 Months Ended		6 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
U.S. statutory federal rate					34.00%	34.00%	0.00%
State and local, net of federal tax		(40.00%)		(39.00%)	2.50%	6.30%	4.00%
Gain on reduction of contingent obligation					0.00%	(72.50%)	0.00%
Deferred tax adjustment					(18.60%)	6.70%	0.00%
Other permanent differences					0.00%	3.60%	0.50%
Income tax provision (benefit)	40.00%	0.00%	40.00%	1.00%	17.90%	(21.90%)	4.50%

Income taxes (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liability
Net deferred tax liabilities	$ (9,251,000)	$ (10,177,000)	$ (11,105,000)
Successor [Member]
Deferred tax assets
Federal state and local net operating loss carryforwards		0	337,000
Property and equipment		34,000	0
Stock based compensation		1,439,000	149,000
Accrued compensation and other accrued expenses		91,000	19,000
Allowance for doubtful accounts		10,000	0
Royalty advances		222,000	0
Total deferred tax assets		1,796,000	505,000
Deferred tax liability
Property and equipment		0	(15,000)
Basis difference arising from discounted note payable		(602,000)	(644,000)
Basis difference arising from intangible assets of acquisition		(11,371,000)	(10,951,000)
Total deferred tax liabilities		(11,973,000)	(11,610,000)
Net deferred tax liabilities		$ (10,177,000)	$ (11,105,000)

Income Taxes (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations	40.00%	0.00%	40.00%	1.00%
State and local, net of federal tax		(40.00%)		(39.00%)
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward					$ 0	$ 851,000

Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012
Year ending December 31, 2013	$ 555,000
Year ending December 31, 2014	584,000
Year ending December 31, 2015	601,000
Year ending December 31, 2016	102,000
Total future minimum lease payments	$ 1,842,000

Commitments and Contingencies (Details 1) (USD $)	Dec. 31, 2012
Year ending December 31, 2013	$ 2,673,000
Year ending December 31, 2014	2,303,000
Total future minimum employment contract payments	$ 4,976,000

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Operating Leases, Rent Expense	$ 619,000	$ 145,000	$ 436,000
Lease Expiration Date	Feb 28, 2016

Segment Information (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net licensing revenue	$ 2,885,000	$ 2,456,000	$ 5,788,000	$ 5,050,000
Design and service fee income	289,000	368,000	574,000	654,000
Design and licensing revenues	3,174,000	2,824,000	6,362,000	5,704,000
Net retail sales	32,000	0	32,000	0
Total revenues	3,206,000	2,824,000	6,394,000	5,704,000
Operating loss:
Total operating loss	(1,463,000)	(810,000)	(924,000)	(122,000)
Property and equipment:
Total capital expenditures	164,000	47,000	215,000	91,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,572,000		45,572,000		45,835,000	46,364,000
Total property and equipment	1,150,000		1,150,000		1,113,000	1,323,000
Design And Licensing [Member]
Operating loss:
Total operating loss	(1,370,000)	(810,000)	(831,000)	(122,000)
Property and equipment:
Total capital expenditures	46,000	47,000	97,000	91,000
Long Lived Assets
Total Trademarks and other intangibles, net	45,572,000		45,572,000		45,835,000
Total property and equipment	1,033,000		1,033,000		1,113,000
Retail [Member]
Operating loss:
Total operating loss	(93,000)	0	(93,000)	0
Property and equipment:
Total capital expenditures	118,000		118,000	0
Long Lived Assets
Total Trademarks and other intangibles, net	0		0		0
Total property and equipment	$ 117,000		$ 117,000		$ 0

Related Party Transactions (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended						6 Months Ended
	Jun. 05, 2013	Jul. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 10, 2012 Todd Slater [Member]	Jun. 30, 2013 Todd Slater [Member]	Jun. 30, 2012 Todd Slater [Member]	Dec. 31, 2011 Todd Slater [Member]	Jun. 30, 2013 Todd Slater [Member]	Jun. 30, 2012 Todd Slater [Member]	Dec. 31, 2012 Todd Slater [Member]	Dec. 31, 2011 Todd Slater [Member]	Aug. 02, 2011 Adam Dweck [Member]	Jun. 30, 2013 Adam Dweck [Member]	Dec. 31, 2012 Adam Dweck [Member]	Jun. 30, 2012 Adam Dweck [Member]	Dec. 31, 2011 Adam Dweck [Member]	Jun. 30, 2013 Adam Dweck [Member]	Jun. 30, 2012 Adam Dweck [Member]	Dec. 31, 2012 Adam Dweck [Member]	May 12, 2011 Jones Texas LLC [Member]	Jun. 30, 2013 Jones Texas LLC [Member]	Jun. 30, 2012 Jones Texas LLC [Member]	Jun. 30, 2013 Jones Texas LLC [Member]	Jun. 30, 2012 Jones Texas LLC [Member]	Dec. 31, 2012 Jones Texas LLC [Member]	Dec. 31, 2011 IM Ready Made LLC [Member]	Sep. 28, 2011 IM Ready Made LLC [Member]	Dec. 31, 2012 IM Ready Made LLC [Member]	Dec. 31, 2011 IM Ready Made LLC [Member]	Dec. 31, 2011 Isaac Mizrahi Business [Member]	Dec. 31, 2011 Earthbound, Llc [Member]	Dec. 31, 2012 Offering 2 Units [Member]	Dec. 31, 2012 Offering 495 Units [Member]	Dec. 31, 2012 Offering 255 Units [Member]	Dec. 31, 2012 Offering 15 Units [Member]	Dec. 31, 2012 Offering 10 Units [Member]	Dec. 31, 2012 Offering 25 Units [Member]	Jun. 30, 2013 Threadstone Advisors, LLC [Member]	Jun. 30, 2013 DiSanto Trust [Member]
Commission Rate to Related Party								15.00%						15.00%	15.00%	5.00%		5.00%									15.00%		15.00%
Fees Earned Separate from Buy Out Payment									$ 11,000	$ 11,000	$ 53,000	$ 23,000	$ 18,000	$ 31,000			$ 6,000		$ 3,000	$ 2,000	$ 9,000	$ 5,000	$ 13,000		$ 0	$ 1,000	$ 0	$ 1,500	$ 3,000													$ 280,000
Due to Related Parties, Current																																			1,500,000
Repayments of Related Party Debt			37,500			75,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized			27,000	30,000		53,000
Related Party Transaction, Amounts of Transaction					74,000	79,000		163,000						163,000																		217,000	85,000
Proceeds from Issuance Initial Public Offering																																										4,000,000
Equity Method Investment, Ownership Percentage																																										5.00%
Stock Issued During Period, Shares, Common Stock																														1,200,000	2,759,000												285,715
Stock Issued During Period, Shares, Purchase Of Warrants																																											62,500
Proceeds from Issuance of Common Stock	5,000,000																																										1,000,003
Related Party Transaction, Purchases from Related Party																											2,300									1,000,000	247,500	127,500	75,000	50,000	125,000
Warrants Issued To Purchase Common Stock One																				12,500
Warrants Exercise Price One																				$ 5
Warrants Issued To Purchase Common Stock Two							12,500													12,500
Warrants Exercise Price Two																				5
Related Party Transaction Amounts Of Transaction Two																				1,000,000
Warrants Issued To Purchase Common Stock Three																				25,000
Related Party Transaction Amounts Of Transaction Three																				2,000,000
Payments for Merger Related Costs																																		242,000
Payments for Fees																								30,000
Business Combination, Acquisition Related Costs		30,000
Revenue from Related Parties																																			600,000
Related Party Transaction Amounts Of Transaction One																				$ 500,000

Subsequent Events (Details) (Subsequent Event [Member], USD $)	6 Months Ended
Jun. 30, 2013
October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015 [Member]
Amount Of Principal Payment	$ 250,000
October 1, 2015, January 1, 2016, April 1, 2016 and July, 2016 [Member]
Amount Of Principal Payment	625,000
October 1, 2016, January 1, 2017, April 1, 2016 and July, 2017 [Member]
Amount Of Principal Payment	750,000
October 1, 2017, January 1, 2018 and April 1, 2018 [Member]
Amount Of Principal Payment	875,000
July 1, 2018 [Member]
Amount Of Principal Payment	$ 3,875,000

Subsequent Events (Details Textual) (Subsequent Event [Member], USD $)	6 Months Ended
Jun. 30, 2013
Subsequent Event [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 13,000,000
Debt Instrument, Description	Company shall prepay the outstanding amount of the New Loan from excess cash flow (Cash Flow Recapture) for each fiscal year commencing year ending December 31, 2014 in arrears in an amount equal to twenty percent (20%) of such Cash Flow Recapture.
Gains (Losses) on Extinguishment of Debt	(1,046,000)
Debt Instrument, Unamortized Deferred Costs And Discount	859,000
Prepayment fee of debt	$ 187,000
Debt Instrument, Maturity Date, Description	5-year term loan
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.44%